[LOGO OF USAA]
                            USAA(R)

                         USAA LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY AND
                         VARIABLE UNIVERSAL LIFE
                    ============================================================
                         ANNUAL REPORTS FOR THE
                         UNDERLYING FUNDS

                         DECEMBER 31, 2002

TABLE OF CONTENTS
================================================================================

               USAA LIFE INVESTMENT TRUST

                 President's Message......................................   A-1

                 Market Conditions and Outlook............................   A-2

                 USAA Life Fund Overviews.................................   A-6

                 Shareholder Meeting Results..............................  A-17

                 Independent Auditors' Report.............................  A-18

                 Portfolios of Investments................................  A-19

                 Notes to Portfolios of Investments.......................  A-31

                 Statements of Assets and Liabilities.....................  A-32

                 Statements of Operations.................................  A-33

                 Statements of Changes in Net Assets......................  A-34

                 Notes to Financial Statements............................  A-36

                 Trustees and Officers of the Trust.......................  A-45

               FIDELITY(R) VARIABLE INSURANCE PRODUCT

               CONTRAFUND(R) PORTFOLIO - INITIAL CLASS

                 Market Environment.......................................   B-3

                 Performance..............................................   B-4

                 Fund Talk: The Manager's Overview........................   B-7

                 Investment Summary.......................................   B-8

                 Investments..............................................   B-9

                 Financial Statements.....................................  B-17

                 Notes to Financial Statements............................  B-21

                 Independent Auditors' Report.............................  B-25

                 Trustees and Officers....................................  B-26

                 Distributions............................................  B-30

               DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS

                 Market Environment.......................................  B-35

                 Performance..............................................  B-36

                 Fund Talk: The Manager's Overview........................  B-39

                 Investment Summary.......................................  B-40

                 Investments..............................................  B-41

                 Financial Statements.....................................  B-43

                 Notes to Financial Statements............................  B-47

                 Independent Auditors' Report.............................  B-50

                 Trustees and Officers....................................  B-51

                 Proxy Voting Results.....................................  B-55

                                       1
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TABLE OF CONTENTS
================================================================================

     THIS REPORT IS FOR THE INFORMATION OF USAA LIFE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

     THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. THE USAA LIFE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

     VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE LIFE.

     NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

     A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2.

     MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

               FIDELITY(R) VARIABLE INSURANCE PRODUCT CONT'D

               EQUITY-INCOME PORTFOLIO - INITIAL CLASS

                 Market Environment.......................................  B-59

                 Performance..............................................  B-60

                 Fund Talk: The Manager's Overview........................  B-63

                 Investment Summary.......................................  B-64

                 Investments..............................................  B-65

                 Financial Statements.....................................  B-76

                 Notes to Financial Statements............................  B-80

                 Report of Independent Accountants........................  B-84

                 Trustees and Officers....................................  B-85

                 Distributions............................................  B-90

               SCUDDER VARIABLE SERIES I (VSI)

               CAPITAL GROWTH PORTFOLIO

                 Letter from the President................................   C-2

                 Management Summary.......................................   C-3

                 Investment Portfolio.....................................   C-4

                 Financial Statements.....................................   C-7

                 Financial Highlights.....................................  C-10

                 Notes to Financial Statements............................  C-11

                 Report of Independent Accountants........................  C-14

                 Tax Information..........................................  C-15

                 Trustees and Officers....................................  C-16

               THE ALGER AMERICAN FUND

               ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

                 Letter from the Chief Investment Officer.................   D-2

                 Portfolio Highlights.....................................   D-3

                 Schedule of Investments..................................   D-4

                 Financial Highlights.....................................   D-6

                 Statement of Assets and Liabilities......................   D-7

                 Statement of Operations..................................   D-8

                 Statement of Changes in Net Assets.......................   D-9

                 Notes to Financial Statements............................  D-10

                 Report of Independent Auditors...........................  D-13

                 Change in the Fund's Certifying Accountant...............  D-14

                 Trustees and Officers of the Fund........................  D-15

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[LOGO OF USAA]
   USAA(R)

                                                                   USAA LIFE
                                                            INVESTMENT TRUST
================================================================================
                                                               ANNUAL REPORT
                                                           December 31, 2002

THIS PAGE LEFT BLANK INTENTIONALLY
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                        USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

"IN THE COMING YEARS, WE WILL CONTINUE TO WORK HARD TO DELIVER THE WORLD-CLASS SERVICE, GUIDANCE AND PRODUCTS THAT YOU HAVE COME TO KNOW AND EXPECT FROM US."

The U.S. economy may be poised for a rebound. In my opinion, four consecutive years of negative total equity returns, while possible, is unlikely. I also think that we could see modest economic improvement over the year, albeit at an uneven pace.

I have several reasons for these views. First, the Federal Reserve Board continues to support the economy by keeping interest rates low. Until there is clear evidence that the economy is recovering, I expect the Fed to maintain a very accommodative monetary policy. In fact, I believe it will be late to raise rates, rather than early, to avoid slamming the brakes on a recovery.

Second, I am encouraged that some kind of fiscal stimulus, including tax reform, is likely in 2003. The Bush administration has proposed a $674 billion tax plan, although it remains to be seen what Congress will actually pass. Third, inflation is expected to remain low and not deteriorate into deflation. And finally, American workers are supporting the recovery by keeping productivity extremely high.

We believe these are persuasive reasons to be optimistic about the long-term prospects of the U.S. economy. Yet, in the short term, we at USAA counsel caution. Geopolitical tensions are running high as a war with Iraq looms and the U.S. and North Korea engage in "saber-rattling." If these situations are quickly resolved or minimized, we expect to see opportunities unfold. Should they linger, the market and the economy will find themselves constrained. It is still too early to predict what will happen.

In this time of uncertainty, we remain committed to your best interests. We will continue to provide you with annuity options based on a dynamic combination of fund accounts. Our investment representatives also stand ready to help you review your Variable Annuity or Variable Universal Life insurance contracts. And should you need help creating a financial plan, our CERTIFIED FINANCIAL PLANNER(R) practitioners at USAA Financial Planning Services will be happy to assist you.

Last year, we believe we put together one of the finest teams of portfolio managers and analysts in the country to manage your assets. In the coming years, we will continue to work hard to deliver the world-class service, guidance and products that you have come to know and expect from us.

Thank you for your continuing faith and trust in us.

                                        Sincerely,

                                        /s/ Christopher W. Claus

                                        Christopher W. Claus
                                        President and Vice Chairman of the Board
                                        USAA Investment Management Company

FINANCIAL PLANNING AND RETIREMENT SERVICES PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS In 2002, the market continued its poor performance of recent years.

                                                 TOTAL RETURN %
                                                      2002
---------------------------------------------------------------------
S&P 500                                              -22.09

NASDAQ Composite                                     -31.53

Russell 1000 (large cap stocks)                      -21.65

Russell 1000 Growth (large cap growth)               -27.88

Russell 1000 Value (large cap value)                 -15.52

Russell 2000 (small cap stocks)                      -20.48

Russell 2000 Growth (small cap growth)               -30.26

Russell 2000 Value (small cap value)                 -11.43

MSCI EAFE (Europe, Australia, Far East)              -15.94

MSCI Emerging Market                                  -6.00

Weighing down the market in 2002 was a variety of factors. First, investors continued to make downward valuation adjustments from the excessive levels reached in the bubble of the late 1990's through early 2000. At the peak in 1999, investors were paying about $29 for each $1 of S&P 500 operating earnings, versus a 25-year average of about $16. By year-end 2002, investors were paying about $19 for estimated 2002 earnings and $16 for estimated 2003 earnings. The situation was exacerbated by the questionable accounting practices of many corporations which overstated profits. Also, the economic recovery that began around the first of the year has been very slow compared to previous recoveries, further disappointing investors. And, the anxiety level of investors, consumers and business people has undoubtedly increased with the situation in Iraq and North Korea, exerting a downward influence on the economy and the market.

The question always is- where do we go from here? There are reasons to be positive about the outlook for stocks, which include (1) the economic and corporate profit recovery that is slowly materializing is expected to continue and pick-up momentum, triggered by continued low interest rates, continued positive growth in consumer spending, a pick-up in investment spending, an accommodative Monetary Policy and a stimulatory Fiscal Policy, (2) using 12-month forward earnings estimates, stocks are fairly valued from a price-to-earnings ratio perspective and undervalued relative to current bond yields, (3) technical conditions in the July-December period are consistent with those found at previous transitions from a cyclical bear market to a cyclical bull market. Confidence in this favorable expectation must be tempered somewhat because of the geopolitical risks related to the situations in Iraq and North Korea.

BONDS The bond market has now outperformed stocks for three consecutive years. Only once this century have bonds outperformed stocks four years in a row; that was from 1929 to 1932 in the depth of the Great Depression. For 2002, U.S. Treasury bonds and other high-quality securities were the star performers as corporate accounting and governance issues as well as geopolitical concerns created a flight-to-safety bid. U.S. Treasury Inflation Protected Securities
(TIPS) had the best performance despite a total absence of inflation. TIPS are Treasury securities whose principal is indexed to inflation, allowing their holders inflation protection not found in most other fixed-income securities.

High-quality corporate bonds also performed well. On the other hand, some corporate bonds suffered from the same malaise as equities. Six out of the eight biggest corporate bankruptcies ever recorded occurred in the last 15 months. Bonds issued by utility companies, especially those in the gas pipeline, electric utility and telephone sector, were the most volatile. This was especially unsettling, as utilities had once been perceived as safe and boring investments. Now they suffered from deregulation, industry overexpansion, accounting issues, perilous energy trading, and the spillover from the Enron and WorldCom bankruptcies. When the capital markets closed to them, these companies suddenly had difficulties refinancing maturing debt issues without major restructuring.

Returns for various sectors of the bond market are shown in the table below:

                                              TOTAL RETURN %
LEHMAN INDICES                                     2002
--------------------------------------------------------------------
U.S. Aggregate                                     10.26

U.S. Treasury                                      11.79

U.S. TIPS                                          16.57

Mortgage-Backed Securities                          8.75

U.S. Investment Grade Credit                       10.52

U.S. Credit - Utility Bonds                         1.63

U.S. High Yield Corporates                         -1.41

During the first quarter of the year, the bond market was weak on expectations of an economic recovery and an end to Federal Reserve (Fed) easing. But as hopes of a quick economic recovery began to fizzle and worries about the possibility of a "double-dip" recession arose, interest rates continued their march downward to levels not seen in over 40 years. (Bond prices rise when interest rates fall, and vice versa.) By November, the Fed - on hold since the end of 2001 - added a 12th interest rate ease to help the economy over a "soft spot."

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

By the 4th quarter, as stocks recovered somewhat, bond yields rose slightly. The graph below shows the path of interest rates for the year; it shows the Federal Funds rate and 2-year, 10-year, and 30-year Treasury yields.

U.S. TREASURY BOND YIELD

[LINE CHART OF U.S. TREASURY BOND YIELD]


                               YIELD
                               -----

            FEDERAL FUND
               TARGET      30-YEAR    10-YEAR    2-YEAR
            ------------   -------    -------    ------

12/31/2001      1.75        5.466      5.051      3.026
01/01/2002      1.75        5.472      5.032      3.05
01/02/2002      1.75        5.566      5.164      3.205
01/03/2002      1.75        5.542      5.122      3.18
01/04/2002      1.75        5.57       5.143      3.172
01/07/2002      1.75        5.489      5.053      3.049
01/08/2002      1.75        5.507      5.066      3.049
01/09/2002      1.75        5.502      5.066      3.015
01/10/2002      1.75        5.416      4.964      2.925
01/11/2002      1.75        5.369      4.872      2.743
01/14/2002      1.75        5.383      4.872      2.759
01/15/2002      1.75        5.341      4.837      2.766
01/16/2002      1.75        5.341      4.817      2.741
01/17/2002      1.75        5.408      4.94       2.93
01/18/2002      1.75        5.353      4.89       2.862
01/21/2002      1.75        5.36       4.892      2.878
01/22/2002      1.75        5.37       4.904      2.919
01/23/2002      1.75        5.476      5.018      2.994
01/24/2002      1.75        5.473      5.043      3.167
01/25/2002      1.75        5.479      5.071      3.183
01/28/2002      1.75        5.47       5.079      3.183
01/29/2002      1.75        5.407      4.981      3.036
01/30/2002      1.75        5.411      4.975      3.045
01/31/2002      1.75        5.435      5.033      3.15
02/01/2002      1.75        5.402      4.985      3.077
02/04/2002      1.75        5.351      4.902      2.988
02/05/2002      1.75        5.352      4.902      2.988
02/06/2002      1.75        5.379      4.935      2.955
02/07/2002      1.75        5.417      4.931      2.971
02/08/2002      1.75        5.384      4.887      2.905
02/11/2002      1.75        5.402      4.903      2.93
02/12/2002      1.75        5.457      4.973      3.012
02/13/2002      1.75        5.464      4.999      3.062
02/14/2002      1.75        5.416      4.959      3.053
02/15/2002      1.75        5.366      4.863      2.937
02/18/2001      1.75        5.369      4.863      2.945
02/19/2002      1.75        5.396      4.885      2.945
02/20/2002      1.75        5.395      4.881      2.962
02/21/2002      1.75        5.38       4.875      2.953
02/22/2002      1.75        5.35       4.835      2.945
02/25/2002      1.75        5.371      4.857      2.97
02/26/2002      1.75        5.423      4.925      3.02
02/27/2002      1.75        5.38       4.835      2.928
02/28/2002      1.75        5.415      4.869      3.045
03/01/2002      1.75        5.497      4.973      3.175
03/04/2002      1.75        5.507      5.005      3.208
03/05/2002      1.75        5.491      5.012      3.225
03/06/2002      1.75        5.536      5.044      3.225
03/07/2002      1.75        5.656      5.214      3.407
03/08/2002      1.75        5.721      5.32       3.559
03/11/2002      1.75        5.725      5.323      3.559
03/12/2002      1.75        5.726      5.312      3.518
03/13/2002      1.75        5.72       5.264      3.444
03/14/2002      1.75        5.825      5.405      3.595
03/15/2002      1.75        5.775      5.354      3.597
03/18/2002      1.75        5.735      5.306      3.598
03/19/2002      1.75        5.768      5.332      3.582
03/20/2002      1.75        5.832      5.402      3.667
03/21/2002      1.75        5.795      5.38       3.66
03/22/2002      1.75        5.805      5.391      3.697
03/25/2002      1.75        5.797      5.406      3.715
03/26/2002      1.75        5.75       5.338      3.622
03/27/2002      1.75        5.753      5.334      3.58
03/28/2002      1.75        5.799      5.4        3.719
03/29/2002      1.75        5.795      5.396      3.711
04/01/2002      1.75        5.821      5.426      3.711
04/02/2002      1.75        5.766      5.348      3.613
04/03/2002      1.75        5.725      5.278      3.53
04/04/2002      1.75        5.711      5.27       3.555
04/05/2002      1.75        5.666      5.208      3.472
04/08/2002      1.75        5.704      5.241      3.488
04/09/2002      1.75        5.672      5.212      3.447
04/10/2002      1.75        5.694      5.229      3.447
04/11/2002      1.75        5.673      5.206      3.43
04/12/2002      1.75        5.651      5.165      3.363
04/15/2002      1.75        5.622      5.136      3.329
04/16/2002      1.75        5.652      5.175      3.37
04/17/2002      1.75        5.724      5.223      3.362
04/18/2002      1.75        5.712      5.213      3.32
04/19/2002      1.75        5.688      5.196      3.318
04/22/2002      1.75        5.673      5.175      3.307
04/23/2002      1.75        5.664      5.169      3.326
04/24/2002      1.75        5.61       5.099      3.225
04/25/2002      1.75        5.615      5.085      3.265
04/26/2002      1.75        5.588      5.062      3.225
04/29/2002      1.75        5.621      5.103      3.233
04/30/2002      1.75        5.595      5.091      3.232
05/01/2002      1.75        5.569      5.062      3.192
05/02/2002      1.75        5.6        5.11       3.232
05/03/2002      1.75        5.542      5.062      3.158
05/06/2002      1.75        5.548      5.079      3.166
05/07/2002      1.75        5.548      5.071      3.124
05/08/2002      1.75        5.663      5.21       3.296
05/09/2002      1.75        5.64       5.177      3.247
05/10/2002      1.75        5.604      5.125      3.164
05/13/2002      1.75        5.682      5.217      3.246
05/14/2002      1.75        5.753      5.294      3.362
05/15/2002      1.75        5.742      5.252      3.329
05/16/2002      1.75        5.698      5.187      3.254
05/17/2002      1.75        5.742      5.236      3.345
05/20/2002      1.75        5.694      5.188      3.286
05/21/2002      1.75        5.665      5.148      3.228
05/22/2002      1.75        5.628      5.1        3.169
05/23/2002      1.75        5.669      5.15       3.227
05/24/2002      1.75        5.662      5.176      3.226
05/27/2002      1.75        5.668      5.138      3.226
05/28/2002      1.75        5.67       5.134      3.243
05/29/2002      1.75        5.632      5.076      3.175
05/30/2002      1.75        5.607      5.032      3.165
05/31/2002      1.75        5.611      5.043      3.205
06/03/2002      1.75        5.623      5.039      3.18
06/04/2002      1.75        5.61       5.01       3.107
06/05/2002      1.75        5.651      5.043      3.131
06/06/2002      1.75        5.627      5.008      3.098
06/07/2002      1.75        5.653      5.064      3.13
06/10/2002      1.75        5.615      5.041      3.13
06/11/2002      1.75        5.557      4.991      3.064
06/12/2002      1.75        5.531      4.95       3.031
06/13/2002      1.75        5.503      4.905      2.981
06/14/2002      1.75        5.413      4.805      2.889
06/17/2002      1.75        5.473      4.856      2.913
06/18/2002      1.75        5.465      4.846      2.888
06/19/2002      1.75        5.393      4.726      2.764
06/20/2002      1.75        5.459      4.827      2.895
06/21/2002      1.75        5.397      4.756      2.836
06/24/2002      1.75        5.461      4.844      2.893
06/25/2002      1.75        5.465      4.839      2.876
06/26/2002      1.75        5.407      4.705      2.717
06/27/2002      1.75        5.513      4.811      2.808
06/28/2002      1.75        5.52       4.823      2.831
07/01/2002      1.75        5.503      4.815      2.871
07/02/2002      1.75        5.452      4.74       2.773
07/03/2002      1.75        5.453      4.776      2.798
07/04/2002      1.75        5.447      4.764      2.854
07/05/2002      1.75        5.519      4.864      2.887
07/08/2002      1.75        5.496      4.811      2.813
07/09/2002      1.75        5.427      4.744      2.715
07/10/2002      1.75        5.362      4.644      2.6
07/11/2002      1.75        5.353      4.616      2.576
07/12/2002      1.75        5.342      4.594      2.541
07/15/2002      1.75        5.377      4.62       2.508
07/16/2002      1.75        5.456      4.707      2.647
07/17/2002      1.75        5.427      4.664      2.589
07/18/2002      1.75        5.407      4.61       2.507
07/19/2002      1.75        5.353      4.563      2.456
07/22/2002      1.75        5.292      4.465      2.372
07/23/2002      1.75        5.284      4.428      2.289
07/24/2002      1.75        5.299      4.404      2.272
07/25/2002      1.75        5.3        4.388      2.286
07/26/2002      1.75        5.306      4.366      2.19
07/29/2002      1.75        5.402      4.537      2.375
07/30/2002      1.75        5.395      4.583      2.415
07/31/2002      1.75        5.303      4.463      2.238
08/01/2002      1.75        5.293      4.399      2.141
08/02/2002      1.75        5.2        4.261      1.988
08/05/2002      1.75        5.182      4.237      1.923
08/06/2002      1.75        5.25       4.367      2.092
08/07/2002      1.75        5.208      4.29       1.963
08/08/2002      1.75        5.24       4.414      2.092
08/09/2002      1.75        5.123      4.267      2.067
08/12/2002      1.75        5.067      4.217      2.066
08/13/2002      1.75        5.003      4.114      1.976
08/14/2002      1.75        4.89       4.063      2.09
08/15/2002      1.75        4.977      4.161      2.188
08/16/2002      1.75        5.091      4.315      2.254
08/19/2002      1.75        5.055      4.299      2.229
08/20/2002      1.75        4.977      4.157      2.089
08/21/2002      1.75        4.999      4.189      2.089
08/22/2002      1.75        5.083      4.289      2.196
08/23/2002      1.75        5.025      4.228      2.154
08/26/2002      1.75        5.006      4.205      2.146
08/27/2002      1.75        5.065      4.282      2.229
08/28/2002      1.75        5.009      4.22       2.17
08/29/2002      1.75        4.97       4.16       2.137
08/30/2002      1.75        4.926      4.141      2.145
09/02/2002      1.75        4.929      4.135      2.145
09/03/2002      1.75        4.815      3.981      2
09/04/2002      1.75        4.785      3.951      2
09/05/2002      1.75        4.771      3.908      1.927
09/06/2002      1.75        4.872      4.038      2.072
09/09/2002      1.75        4.863      4.045      2.121
09/10/2002      1.75        4.84       3.998      2.117
09/11/2002      1.75        4.88       4.06       2.17
09/12/2002      1.75        4.818      3.969      2.088
09/13/2002      1.75        4.763      3.901      2.039
09/16/2002      1.75        4.74       3.875      2.039
09/17/2002      1.75        4.74       3.862      2.047
09/18/2002      1.75        4.746      3.851      2.014
09/19/2002      1.75        4.708      3.78       1.923
09/20/2002      1.75        4.739      3.776      1.914
09/23/2002      1.75        4.678      3.68       1.889
09/24/2002      1.75        4.635      3.648      1.88
09/25/2002      1.75        4.724      3.757      1.955
09/26/2002      1.75        4.727      3.768      1.951
09/27/2002      1.75        4.691      3.69       1.831
09/30/2002      1.75        4.663      3.607      1.703
10/01/2002      1.75        4.738      3.7        1.767
10/02/2002      1.75        4.723      3.698      1.751
10/03/2002      1.75        4.74       3.687      1.743
10/04/2002      1.75        4.736      3.685      1.79
10/07/2002      1.75        4.714      3.63       1.758
10/08/2002      1.75        4.716      3.639      1.79
10/09/2002      1.75        4.662      3.576      1.685
10/10/2002      1.75        4.709      3.653      1.725
10/11/2002      1.75        4.817      3.797      1.822
10/14/2002      1.75        4.812      3.787      1.814
10/15/2002      1.75        4.961      3.996      2.018
10/16/2002      1.75        5.002      4.037      2.002
10/17/2002      1.75        5.083      4.136      2.068
10/18/2002      1.75        5.082      4.132      2.077
10/21/2002      1.75        5.125      4.223      2.185
10/22/2002      1.75        5.154      4.253      2.185
10/23/2002      1.75        5.167      4.237      2.169
10/24/2002      1.75        5.111      4.142      2.089
10/25/2002      1.75        5.084      4.093      1.977
10/28/2002      1.75        5.108      4.084      1.897
10/29/2002      1.75        5.008      3.934      1.754
10/30/2002      1.75        5.026      3.963      1.73
10/31/2002      1.75        5.004      3.91       1.69
11/01/2002      1.75        5.02       3.976      1.736
11/04/2002      1.75        5.06       4.045      1.791
11/05/2002      1.75        5.088      4.079      1.815
11/06/2002      1.25        5.067      4.033      1.814
11/07/2002      1.25        4.896      3.88       1.838
11/08/2002      1.25        4.763      3.829      1.836
11/11/2002      1.25        4.79       3.841      1.836
11/12/2002      1.25        4.8        3.85       1.787
11/13/2002      1.25        4.786      3.839      1.738
11/14/2002      1.25        4.923      4.021      1.868
11/15/2002      1.25        4.919      4.05       1.891
11/18/2002      1.25        4.891      4.017      1.874
11/19/2002      1.25        4.855      3.979      1.874
11/20/2002      1.25        4.941      4.073      1.964
11/21/2002      1.25        5.005      4.143      2.021
11/22/2002      1.25        5.017      4.176      2.071
11/25/2002      1.25        5.025      4.183      2.054
11/26/2002      1.25        4.944      4.079      1.946
11/27/2002      1.25        5.109      4.254      2.07
11/28/2002      1.25        5.108      4.252      2.109
11/29/2002      1.25        5.036      4.207      2.06
12/02/2002      1.25        5.043      4.219      2.068
12/03/2002      1.25        5.062      4.231      2.06
12/04/2002      1.25        5.017      4.172      1.996
12/05/2002      1.25        4.97       4.114      1.956
12/06/2002      1.25        4.984      4.09       1.874
12/09/2002      1.25        4.941      4.048      1.85
12/10/2002      1.25        4.911      4.046      1.874
12/11/2002      1.25        4.862      3.994      1.825
12/12/2002      1.25        4.873      4.005      1.817
12/13/2002      1.25        4.939      4.063      1.849
12/16/2002      1.25        5.009      4.127      1.897
12/17/2002      1.25        5.014      4.114      1.848
12/18/2002      1.25        4.974      4.052      1.783
12/19/2002      1.25        4.895      3.948      1.709
12/20/2002      1.25        4.885      3.952      1.724
12/23/2002      1.25        4.901      3.965      1.748
12/24/2002      1.25        4.868      3.936      1.73
12/25/2002      1.25        4.868      3.934      1.73
12/26/2002      1.25        4.86       3.913      1.69
12/27/2002      1.25        4.783      3.814      1.595
12/30/2002      1.25        4.763      3.785      1.595
12/31/2002      1.25        4.758      3.816      1.602



While rising yields in the 4th quarter were a negative for high-quality bonds like Treasuries, corporate bonds rallied as the spreads between corporate bonds and Treasuries narrowed from what had been record levels. (Corporate bond spreads, the yield difference between corporate bonds and comparable maturity Treasury bonds, reflect investors' perception of credit risk. Wide spreads indicate that investors are demanding a wider premium to take on what they perceive to be higher credit risk.) In fact, corporate bonds staged some of their best relative performance on record during the 4th quarter. But for the year 2002, corporate bonds still performed poorly relative to Treasuries.

For the year 2002, bond yields fell and prices rose. Due to accommodative Fed policy, yields on short- and intermediate-term securities fell more than those on long-term securities. The graph below plots Treasury yield curves for December 31, 2001 and December 31, 2002.

TREASURY YIELD CURVE

[LINE CHART OF TREASURY YIELD CURVE]

HISTORICAL YIELD CURVE

              12/31/01    12/31/02      CHANGE
              --------    --------     -------
3 MONTH         1.720       1.190      -0.5306
6 MONTH         1.790       1.204      -0.5861
2 YEAR          3.022       1.598      -1.4241
5 YEAR          4.322       2.734      -1.5883
10 YEAR         5.049       3.814      -1.2351
30 YEAR         5.465       4.757      -0.7077

The yield curve is a plot of yields versus the maturities of the securities. For the year, 2-year Treasury yields fell by 1.42%, 5-year yields by 1.59%, 10-year by 1.23%, and 30-year by 0.71%.

As of this writing the verdict is still out as to the economy. Whether the monetary stimulus already in the system will be sufficient to ensure economic growth is still unknown. With the Fed's 0.50% easing in November, it appears that the Fed's easing cycle has come to an end. Any further economic stimulus will have to come from fiscal stimulus yet to be passed by Congress. While we feel it unlikely that bonds will continue to outperform stocks in the coming year, bonds can provide positive total returns as long as low inflation and slow growth keep the economy on a slow, steady course and the Fed on hold in their current accommodative policy stance. The role of fixed income securities in an overall portfolio allocation remains to provide income, diversification, and stability to help ride through periods of market volatility.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 (LARGE CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH (LARGE CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE (LARGE CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH (SMALL CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE (SMALL CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-AEFA INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE UTILITY SUB-SECTOR OF THE LEHMAN CREDIT INDEX IS COMPRISED OF
INVESTMENT-GRADE CORPORATE BONDS ISSUED BY ELECTRIC UTILITY AND NATURAL GAS UTILITY COMPANIES.

THE LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NONINVESTMENT GRADE DEBT SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THIS PAGE LEFT BLANK INTENTIONALLY

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
     December 31, 2002                                          AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS PRIMARILY IN COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[LINE CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]


                                                   LIPPER VARIABLE     LIPPER VARIABLE
            USAA LIFE      RUSSELL                 ANNUITY MID-CAP     ANNUITY LARGE-         RUSSELL
           AGGRESSIVE      2000(R)      S&P 500     GROWTH FUNDS         CAP GROWTH           1000(R)
           GROWTH FUND      INDEX        INDEX         AVERAGE*        FUNDS AVERAGE*       GROWTH INDEX
           -----------   ------------   --------   ---------------     --------------       ------------
5/1/1997   $10000.00      $10000.00    $10000.00     $10000.00            $10000.00          $10000.00
5/97        10670.00       11112.50     10611.38      10923.28             10649.17           10721.66
6/97        11160.00       11588.73     11083.12      11338.62             11064.81           11150.75
7/97        12060.00       12127.98     11964.76      12190.83             12103.01           12136.95
8/97        12330.00       12405.48     11294.98      12073.27             11590.96           11426.56
9/97        13530.00       13313.49     11913.21      12804.88             12243.57           11988.86
10/97       12640.00       12728.64     11515.79      12219.35              11791.5           11545.74
11/97       12120.00       12646.32     12048.45      12221.46             11986.86           12036.14
12/97       11825.53       12867.66     12255.21      12445.72             12120.03           12170.98
1/98        11855.86       12664.59     12390.63      12241.21             12301.14           12534.92
2/98        13169.80       13601.05     13283.78      13341.95             13296.22           13477.82
3/98        13624.63       14161.99     13963.48      14040.85             13906.55            14015.1
4/98        13877.32       14240.35     14106.46      14095.70             14127.74           14209.04
5/98        12947.15       13473.41     13864.33      13362.30             13772.84           13805.85
6/98        13531.00       13501.75     14427.08      14049.91             14572.97            14651.4
7/98        12598.89       12408.74     14274.60      13315.70             14455.23           14554.42
8/98         9566.96        9999.21     12212.26      10688.64             12014.01           12370.15
9/98        10652.72       10781.73     12995.26      11389.62             12888.34           13320.39
10/98       11472.16       11221.44     14050.68      11935.22             13722.19           14390.97
11/98       12629.62       11809.36     14901.92      12745.90             14663.86           15485.63
12/98       14207.04       12540.15     15760.07      14253.50             16236.71           16881.96
1/99        15743.49       12706.79     16418.86      14588.06             17285.45           17873.24
2/99        14319.71       11677.61     15908.65      13625.56             16572.93           17056.73
3/99        15477.17       11859.92     16544.97      14449.94             17591.32           17955.04
4/99        16368.31       12922.65     17185.66      14972.30             17850.42              17978
5/99        16063.13       13111.42     16780.29      14985.55              17292.5           17425.49
6/99        17980.81       13704.31     17709.01      16025.71             18519.37           18646.05
7/99        18176.70       13328.27     17158.46      15743.93              17930.3           18053.46
8/99        18156.08       12835.01     17073.52      15596.66             17860.36           18348.44
9/99        18238.56       12837.81     16606.04      15727.70             17836.01           17962.99
10/99       19465.46       12889.81     17656.44      16956.38             19131.29           19319.52
11/99       22187.33       13659.45     18015.33      18668.41             20239.51           20361.88
12/99       27609.83       15205.70     19074.92      22048.55             22759.95           22479.68
1/00        28260.64       14961.51     18116.66      21735.02              22089.1           21425.64
2/00        35651.21       17432.20     17774.08      26809.04             23801.91           22473.04
3/00        30919.04       16282.88     19511.78      25937.06             25066.15           24081.57
4/00        25922.13       15303.05     18924.96      23353.37             23545.06           22935.66
5/00        23249.51       14411.17     18537.00      21581.22             22071.78           21780.71
6/00        29089.59       15667.40     18993.53      24305.81             23512.39           23431.42
7/00        28047.90       15163.33     18696.85      23395.71             23029.71           22454.62
8/00        32092.74       16320.31     19857.54      26636.39             25006.91           24487.74
9/00        31006.73       15840.65     18809.46      25751.27              23341.8           22171.33
10/00       27593.55       15133.52     18729.55      23785.36             22206.96           21122.23
11/00       21797.80       13580.04     17254.12      19143.13              19241.8           18008.67
12/00       23348.37       14746.33     17338.77      20521.62             19360.81           17438.85
1/01        23777.61       15514.07     17953.56      21071.09             20024.83           18643.62
2/01        20038.71       14496.13     16317.57      17841.42             17186.74           15478.46
3/01        16875.89       13787.04     15284.42      15599.14             15560.28           13794.13
4/01        19632.06       14865.59     16471.24      17782.61             17357.58           15538.71
5/01        20147.83       15230.98     16581.74      17780.53             17244.52           15310.03
6/01        20464.23       15756.90     16178.30      17759.19             16650.02           14955.47
07/01       18916.13       14903.99     16018.98      16843.85             15981.46            14581.7
08/01       17221.14       14422.61     15017.17      15600.81             14645.07           13389.28
09/01       14769.05       12481.15     13804.60      13249.04             13188.15           12052.48
10/01       15853.84       13211.55     14067.99      14116.58             13710.61           12684.81
11/01       17379.34       14234.35     15146.83      15366.35             14954.78           13903.38
12/01       17876.53       15112.94     15279.60      15905.63             15057.53           13877.25
01/02       17029.04       14955.75     15056.74      15318.88             14611.13           13632.09
02/02       15876.44       14545.86     14766.30         14500             13959.42           13066.37
03/02       17051.64       15714.94     15321.72      15439.24             14573.05           13518.31
04/02       16384.94       15858.16     14393.21      14897.87             13568.19           12415.01
05/02       15729.54       15154.35     14287.54      14491.42             13288.58           12114.66
06/02       14418.75       14402.42     13270.19      13241.93             12192.13           10993.99
07/02       12983.65       12227.22     12236.03      11860.95             11177.31            10389.6
08/02       13040.15       12196.08     12316.13      11675.95             11240.77           10420.65
09/02       12622.05       11320.23     10978.95      10831.24             10262.58            9339.73
10/02       13017.55       11683.18     11944.22      11436.61             11044.01           10196.48
11/02       12983.65       12725.83     12646.56      12099.72             11521.92            10750.3
12/02       12384.75       12017.27     11903.98      11363.71             10696.45           10007.71

  Data represents the last business day of each month.

* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE, THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE, THE S&P 500(R) INDEX, THE BROAD-BASED RUSSELL 2000(R) INDEX, AND THE RUSSELL 1000(R) GROWTH INDEX.

THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MID-CAP GROWTH FUNDS, AND THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS. THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE HAS REPLACED THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE AS THE BENCHMARK INDEX. THE CHANGE TO THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE WAS MADE BECAUSE MARSICO (SEE "PORTFOLIO STRATEGY" ON NEXT
PAGE) USES AN INVESTMENT STYLE MORE CLOSELY CORRELATED TO THE MANAGEMENT STYLE WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE RUSSELL 2000 (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND THE RUSSELL 1000 GROWTH (LARGE CAP STOCKS) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX HAS REPLACED THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED INDEX. THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, WHICH PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND THAN THE RUSSELL 2000 INDEX OR THE S&P 500 INDEX.

THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
---------------------------------------------------------------
ONE-YEAR:                                             -30.72%

THREE-YEAR                                            -23.45%

FIVE-YEAR:                                              0.93%

SINCE INCEPTION MAY 1, 1997:                            3.84%

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES (MORTALITY AND EXPENSE CHARGES) AT THE SEPARATE ACCOUNT LEVEL. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                            AN OVERVIEW (Continued)            December 31, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year ended December 31, 2002, the USAA Life Aggressive Growth Fund had a total return of -30.72%. This compares to a total return of -20.48% for the Russell 2000 Index, -27.88% for the Russell 1000 Growth Index, -31.09% for the Lipper Variable Annuity Mid-Cap Growth Funds Average, and -28.65% for the Lipper Large-Cap Growth Funds Average.

PORTFOLIO STRATEGY

It was a very difficult year for large-capitalization growth stocks as the combination of low corporate spending, questionable accounting practices and sluggish earnings made investors question whether growth stocks can deliver future earnings growth. In the first half of the reporting year, approximately half of the negative return was attributable to holdings in the information technology sector, while positions in health care and telecommunications services also proved detrimental to performance.

On June 28, 2002, Marsico Capital Management became sub-adviser to the Fund and Thomas Marsico took over day-to-day management. His strategy emphasizes primary, hands-on idea generation and research, avoiding computer-based screening and Wall Street research. Marsico formulates big-picture macroeconomic views and develops investment themes, blending these top-down factors with bottom-up individual company research. He concentrates on the best ideas while maintaining prudent levels of diversification.

Marsico restructured the portfolio to emphasize the health care-related, consumer discretionary, industrial and financial services sectors, but within these general sector categories there was substantial industry selectivity. For instance, consumer-related investments favored companies in retailing and media, health care investments were concentrated in hospital management and medical device companies, and industrial holdings were primarily focused on aerospace and defense. From August through December, the health care holdings detracted from performance while exposure to retailing and media was positive. Financial related holdings had a positive impact on performance and industrials were mixed.

----------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
----------------------------------------------
                                    % of
                                 Net Assets
Diversified Financial Services      16.4%

Managed Health Care                  7.1

Biotechnology                        5.9

Household Products                   4.5

Aerospace & Defense                  4.4

Telecommunication Equipment          4.3

Health Care Distributors
& Services                           4.0

Banks                                3.4

Homebuilding                         3.3

Specialty Stores                     3.2
----------------------------------------------

----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
----------------------------------------------
                                    % of
                                 Net Assets
UnitedHealth Group, Inc.             7.1%

SLM Corp                             7.0

Quest Diagnostics, Inc.              4.0

Amgen, Inc.                          3.5

Wells Fargo & Co.                    3.4

Fannie Mae                           3.3

Microsoft Corp                       3.2

Lowe's Companies, Inc.               3.1

Viacom, Inc. Class B                 3.1

Wal-Mart Stores, Inc.                3.1
----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
     December 31, 2002                                          AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN APPROXIMATELY 60% EQUITY SECURITIES AND APPROXIMATELY 40% IN DEBT SECURITIES OF VARYING MATURITIES. THE FUND'S ASSETS ALSO MAY BE INVESTED IN SHARES OF REAL ESTATE INVESTMENT TRUSTS (REITS).

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[LINE CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

           USAA LIFE                    LIPPER VARIABLE     LEHMAN BROS.
          DIVERSIFIED      S&P 500      ANNUITY BALANCED     AGGREGATE         RUSSELL
          ASSETS FUND       INDEX        FUNDS AVERAGE*      BOND INDEX      3000 INDEX
          -----------    ---------      ----------------    ------------     ----------
01/95     $10000.00      $10000.00        $10000.00         $10000.00         $10000.00
01/95      10120.00       10259.15         10121.94          10197.90          10219.11
02/95      10330.00       10658.57         10413.65          10440.37          10636.01
03/95      10550.00       10972.59         10610.11          10504.42          10900.58
04/95      10860.00       11295.45         10808.71          10651.15          11185.58
05/95      11240.00       11746.22         11178.27          11063.32          11591.93
06/95      11300.00       12018.58         11402.38          11144.43          11927.15
07/95      11450.00       12416.96         11663.00          11119.54          12406.09
08/95      11640.00       12447.96         11753.63          11253.74          12516.20
09/95      11970.00       12972.99         12010.56          11363.22          13001.19
10/95      11890.00       12926.64         11979.27          11511.00          12888.91
11/95      12270.00       13493.45         12335.54          11683.49          13460.55
12/95      12633.12       13753.37         12484.63          11847.46          13680.42
01/96      12833.81       14220.93         12713.31          11926.13          14077.50
02/96      12844.38       14353.23         12753.96          11718.83          14285.15
03/96      13108.45       14491.42         12812.20          11637.37          14428.75
04/96      13002.82       14704.87         12921.56          11571.92          14702.34
05/96      13150.70       15083.46         13090.36          11548.42          15078.60
06/96      13340.83       15140.96         13096.88          11703.51          15029.91
07/96      13002.82       14472.41         12755.27          11735.54          14243.12
08/96      13192.95       14778.14         12994.91          11715.87          14675.20
09/96      13678.84       15609.15         13521.89          11920.04          15473.90
10/96      14059.10       16039.49         13762.98          12184.08          15756.77
11/96      14650.62       17250.82         14369.72          12392.78          16868.21
12/96      14440.15       16909.09         14151.50          12277.55          16665.05
01/97      14808.13       17964.92         14591.47          12315.15          17587.26
02/97      14964.24       18105.96         14555.98          12345.78          17606.48
03/97      14573.96       17363.40         14114.55          12208.97          16809.79
04/97      14941.93       18399.05         14557.19          12391.74          17637.80
05/97      15616.42       19523.93         15181.82          12508.88          18842.44
06/97      16051.17       20391.89         15646.01          12657.35          19625.76
07/97      16863.45       22014.03         16560.32          12998.68          21164.32
08/97      16337.18       20781.69         16049.16          12887.80          20305.92
09/97      16966.41       21919.19         16656.55          13077.87          21457.34
10/97      16783.36       21187.97         16389.30          13267.60          20736.60
11/97      17183.79       22168.00         16636.01          13328.69          21530.56
12/97      17428.84       22548.44         16846.24          13462.89          21961.83
01/98      17609.39       22797.59         16992.79          13635.73          22075.65
02/98      18319.54       24440.90         17677.33          13625.46          23654.84
03/98      18813.04       25691.47         18210.08          13672.28          24827.19
04/98      18849.15       25954.56         18331.98          13743.65          25071.30
05/98      18817.00       25509.05         18198.78          13874.02          24452.61
06/98      18913.38       26544.45         18614.42          13991.68          25279.42
07/98      18503.79       26263.92         18412.52          14021.44          24820.42
08/98      16973.85       22469.40         16801.46          14249.63          21018.27
09/98      17576.19       23910.05         17556.25          14583.30          22452.02
10/98      18142.38       25851.92         18176.88          14506.20          24156.27
11/98      18865.19       27418.11         18872.60          14588.53          25633.71
12/98      19107.81       28997.04         19609.82          14632.39          27262.94
01/99      19171.21       30209.14         20023.04          14736.82          28189.12
02/99      18981.02       29270.41         19473.06          14479.57          27190.63
03/99      19488.19       30441.18         20018.65          14559.81          28188.33
04/99      20730.77       31619.99         20626.41          14605.93          29460.70
05/99      20608.25       30874.15         20274.02          14478.00          28900.78
06/99      21123.79       32582.91         20927.62          14431.88          30361.30
07/99      20608.25       31569.95         20513.08          14370.43          29440.68
08/99      20309.78       31413.66         20278.86          14363.12          29105.92
09/99      19848.50       30553.55         20070.80          14529.87          28362.01
10/99      20255.51       32486.17         20705.48          14583.48          30141.05
11/99      20214.81       33146.51         20956.41          14582.44          30984.59
12/99      20555.48       35096.05         21727.62          14512.12          32961.64
01/00      20008.88       33332.95         21166.74          14464.60          31669.50
02/00      19478.85       32702.63         21187.21          14639.53          31963.04
03/00      20919.88       35899.82         22355.43          14832.38          34466.98
04/00      20886.76       34820.13         21884.48          14789.91          33252.36
05/00      20918.49       34106.31         21549.24          14783.13          32318.40
06/00      21117.40       34946.30         22048.24          15090.69          33275.27
07/00      20885.34       34400.43         21982.87          15227.67          32687.13
08/00      21465.49       36535.99         22957.09          15448.38          35111.28
09/00      21051.10       34607.62         22371.70          15545.50          33521.52
10/00      21216.86       34460.59         22263.67          15648.37          33044.23
11/00      21017.95       31745.94         21403.47          15904.24          29998.49
12/00      21382.61       31901.68         21876.52          16199.27          30502.62
01/01      23007.03       33032.84         22353.75          16464.18          31546.07
02/01      22542.91       30022.79         21429.44          16607.61          28663.78
03/01      22261.12       28121.89         20684.41          16690.98          26795.30
04/01      23189.36       30305.52         21539.88          16621.71          28944.15
05/01      23791.38       30508.82         21694.73          16721.96          29176.62
06/01      23473.42       29766.54         21397.75          16785.15          28638.63
07/01      23884.90       29473.40         21393.88          17160.42          28166.64
08/01      23529.53       27630.17         20767.94          17356.93          26503.79
09/01      22238.96       25399.15         19775.09          17559.18          24165.49
10/01      22650.44       25883.76         20179.21          17926.62          24727.73
11/01      23978.42       27868.72         20942.29          17679.46          26632.33
12/01      24240.28       28113.01         21027.88          17567.19          27007.72
01/02      23997.13       27702.97         20866.40          17709.40          26669.05
02/02      23660.45       27168.60         20709.54          17881.02          26123.69
03/02      24296.39       28190.50         21084.73          17583.55          27269.09
04/02      23810.09       26482.13         20578.30          17924.53          25838.44
05/02      24070.30       26287.72         20533.74          18076.83          25539.08
06/02      22514.12       24415.89         19678.25          18233.14          23700.66
07/02      21463.19       22513.13         18811.10          18453.15          21816.38
08/02      21645.08       22660.51         18963.35          18764.71          21919.44
09/02      20472.89       20200.23         17919.83          19068.62          19616.36
10/02      21180.25       21976.23         18585.14          18981.76          21178.34
11/02      22150.34       23268.46         19193.68          18976.72          22459.87
12/02      21483.40       21902.19         18717.63          19368.70          21190.10

 Data represents the last business day of each month.

* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND THREE INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

RUSSELL 3000(R) INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS, PROVIDES AN APPROPRIATE COMPARISON FOR THE FUND.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 -- THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

-----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
-----------------------------------------------------------
ONE-YEAR:                                            -11.37%

THREE-YEAR                                             1.48%

FIVE-YEAR:                                             4.27%

SINCE INCEPTION JANUARY 5, 1995:                      10.04%

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES (MORTALITY AND EXPENSE CHARGES) AT THE SEPARATE ACCOUNT LEVEL. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE
FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                          AN OVERVIEW (Continued)             December 31, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

STOCKS - For the year ended December 31, 2002, the USAA Life
Diversified Assets Fund had a total return of -11.37%. This compares to a total return of -10.17% for the Lipper Variable Annuity Balanced Funds Average and a total return of -21.54% for the Russell 3000 Index.

BONDS - The bond portion of the USAA Life Diversified Assets Fund was enhanced by the Fund's holdings in Treasury Inflation Protected Securities (TIPS) and hurt by its holdings in corporate bonds.

STOCK, BOND, CASH ALLOCATION
--------------------------------------------------
AS OF DECEMBER 31, 2002

[PIE CHART OF STOCK, BOND, CASH ALLOCATION]

      Stocks          60.5%

      Bonds           37.6%

      Cash            1.5%


PERCENTAGES ARE OF FUND NET ASSETS AND THEY MAY NOT EQUAL 100%.

PORTFOLIO STRATEGY

STOCKS - In the first half of the reporting year, the equity portion of the Fund performed relatively well, with its largest industry exposures in pharmaceuticals, electric utilities, banks and environmental services. On June 28, Wellington Management Company, LLP became sub-adviser to the Fund's equity portion and Matthew E. Megargel, CFA, took over day-to-day management. Under Megargel's management, the Fund had an overweight position (holds higher concentration of securities in a particular sector compared to the Fund's benchmarks) in information technology, which proved beneficial during the strong rally in October and November but was detrimental in December. The Fund had a slight overweight position in health care based on positive demographics, attractive valuations, strong pricing positions and promising new drug pipelines. The Fund was also overweight in traditional cyclical areas of the economy such as materials and industrials given that companies in this sector have reduced their break-even points through consolidation and shutdowns of plants and therefore stand to make profit gains in a decent demand environment.

BONDS - The role of bonds in the Fund is to provide income, diversification, and stability to help ride through periods of market volatility. As interest rates fell to 40-year lows, we have gradually reduced the interest rate risk of the bond portfolio. We believe the Fund is well positioned going into 2003. Continued economic weakness will help the performance of the bond sector while economic strength which may hurt bond performance, will likely boost returns of stocks.

----------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF DECEMBER 31, 2002
----------------------------------------------
                                      % of
                                   Net Assets
U.S. Treasury Inflation
Indexed Notes                         5.6%

Imperial Bancorp,
Subordinate Notes                     3.0

Detroit Edison Securitization
Funding, Llc                          2.9

Devon Financing Corp.,
ULC, Notes                            2.9

TIAA CMBS I Trust
Commercial Mortgage                   2.9
----------------------------------------------

----------------------------------------------
TOP 10 INDUSTRIES
AS OF DECEMBER 31, 2002
----------------------------------------------
                                      % of
                                   Net Assets
U.S. Government                       12.3%

Banks                                  7.4

Electric Utilities                     6.7

Pharmaceuticals                        5.7

Oil & Gas Exploration
& Production                           4.1

Consumer Finance                       3.6

Diversified Financial Services         3.3

Environmental Services                 3.2

Metal & Glass Containers               3.2

Asset-Backed Financing                 2.9
----------------------------------------------

----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
----------------------------------------------
                                     % of
                                  Net Assets
Microsoft Corp.                       1.9%

Exxon Mobil Corp.                     1.6

American International Group,
   Inc.                               1.5

Citigroup, Inc.                       1.5

General Electric Co.                  1.4

Omnicom Group, Inc.                   1.1

Pfizer, Inc.                          1.1

SBC Communications, Inc.              1.1

Wal-Mart Stores, Inc.                 1.1

Bank One Corp.                        1.0
----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     December 31, 2002                                          AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[LINE CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]



                USAA LIFE                    LIPPER VARIABLE         LIPPER VARIABLE
             GROWTH & INCOME     S&P 500     ANNUITY MULTI-CAP      ANNUITY LARGE CAP      RUSSELL
                  FUND            INDEX      CORE FUNDS AVERAGE*   VALUE FUNDS AVERAGE*   3000 INDEX
             ---------------     --------    ------------------    -------------------    ----------
1/1/1995       $10000.00        $10000.00        $10000.00              $10000.00         $10000.00
01/95           10150.00         10259.15          9982.25               10130.99          10219.11
02/95           10480.00         10658.57         10331.44               10522.19          10636.01
03/95           10720.00         10972.59         10630.21               10796.42          10900.58
04/95           11080.00         11295.45         10863.74               11027.41          11185.58
05/95           11410.00         11746.22         11190.77               11389.16          11591.93
06/95           11650.00         12018.58         11664.52               11631.93          11927.15
07/95           11990.00         12416.96         12248.52               12036.66          12406.09
08/95           12190.00         12447.96         12379.08               12162.60           12516.2
09/95           12530.00         12972.99         12726.29               12505.98          13001.19
10/95           12230.00         12926.64         12508.59               12251.16          12888.91
11/95           12900.00         13493.45         12929.32               12802.62          13460.55
12/95           13172.27         13753.37         12995.61               12989.00          13680.42
01/96           13475.44         14220.93         13282.12               13360.74           14077.5
02/96           13632.26         14353.23         13539.97               13552.41          14285.15
03/96           14123.60         14491.42         13713.31               13727.69          14428.75
04/96           14301.32         14704.87         14114.81               13894.48          14702.34
05/96           14489.50         15083.46         14457.33               14124.99           15078.6
06/96           14499.95         15140.96         14273.82               14055.76          15029.91
07/96           13841.34         14472.41         13472.56               13540.30          14243.12
08/96           14343.14         14778.14          13939.4               13977.45           14675.2
09/96           15033.12         15609.15          14725.1               14489.61           15473.9
10/96           15357.20         16039.49         14905.82               14792.39          15756.77
11/96           16339.89         17250.82          15782.5               15734.49          16868.21
12/96           16350.51         16909.09         15566.07               15636.29          16665.05
01/97           17023.64         17964.92         16371.77               16335.97          17587.26
02/97           17164.78         18105.96         16169.55               16474.23          17606.48
03/97           16676.22         17363.40          15429.3               15980.11          16809.79
04/97           17175.64         18399.05         16042.18               16503.00           17637.8
05/97           18401.48         19523.93         17202.16               17421.47          18842.44
06/97           19111.32         20391.89         17889.75               18085.71          19625.76
07/97           20378.13         22014.03         19437.32               19494.04          21164.32
08/97           19766.57         20781.69         18886.47               18806.09          20305.92
09/97           20640.23         21919.19         19943.05               19738.98          21457.34
10/97           19810.25         21187.97         19137.12               18970.11           20736.6
11/97           20399.97         22168.00         19422.16               19467.72          21530.56
12/97           20671.30         22548.44         19678.02               19858.61          21961.83
01/98           20510.34         22797.59         19592.32               19739.43          22075.65
02/98           21993.43         24440.90         21085.67               21037.12          23654.84
03/98           23131.62         25691.47         22075.88               22005.67          24827.19
04/98           23269.58         25954.56         22405.27               22140.71           25071.3
05/98           22688.82         25509.05         21749.86               21652.04          24452.61
06/98           22700.45         26544.45         22522.58               21899.40          25279.42
07/98           21525.29         26263.92         21965.48               21251.20          24820.42
08/98           18244.14         22469.40         18318.65               18092.97          21018.27
09/98           18837.54         23910.05         19356.58               19105.44          22452.02
10/98           20315.22         25851.92         20575.93               20718.41          24156.27
11/98           21536.93         27418.11         21780.25               21696.17          25633.71
12/98           22102.75         28997.04         23475.01               22482.53          27262.94
01/99           22711.64         30209.14         24576.25               22777.13          28189.12
02/99           22139.28         29270.41         23543.66               22215.80          27190.63
03/99           23223.11         30441.18         24603.84               22901.16          28188.33
04/99           24903.65         31619.99         25532.81               24635.71           29460.7
05/99           24606.78         30874.15         25096.68               24454.26          28900.78
06/99           25780.28         32582.91          26596.6               25421.07           30361.3
07/99           24973.50         31569.95         25973.85               24519.98          29440.68
08/99           24374.52         31413.66         25596.68               23890.14          29105.92
09/99           23543.30         30553.55         25197.11               23101.39          28362.01
10/99           24508.99         32486.17         26726.58               24188.66          30141.05
11/99           24570.11         33146.51         28015.01               24288.38          30984.59
12/99           25345.60         35096.05         31079.77               24926.13          32961.64
01/00           24277.70         33332.95         30075.12               24065.97           31669.5
02/00           23088.15         32702.63         32523.08               22974.04          31963.04
03/00           25697.06         35899.82         33651.92               25206.88          34466.98
04/00           25724.09         34820.13         31873.11               25114.14          33252.36
05/00           25931.24         34106.31         30843.07               25328.81           32318.4
06/00           25836.36         34946.30         32297.31               24790.02          33275.27
07/00           25294.15         34400.43         31671.51               24747.87          32687.13
08/00           26595.45         36535.99          34260.6               26349.32          35111.28
09/00           25605.92         34607.62         32858.34               25905.68          33521.52
10/00           26256.57         34460.59         31882.17               26445.00          33044.23
11/00           25321.26         31745.94         28838.85               25000.43          29998.49
12/00           26283.68         31901.68         29819.68               26343.48          30502.62
01/01           26880.11         33032.84         30152.95               27253.48          31546.07
02/01           25673.69         30022.79         27386.94               25932.34          28663.78
03/01           24575.72         28121.89         25410.49               24881.42           26795.3
04/01           26459.90         30305.52         27397.76               26393.49          28944.15
05/01           26530.92         30508.82         27513.31               26839.09          29176.62
06/01           25807.22         29766.54         27142.02               26059.42          28638.63
07/01           25980.91         29473.40         26439.49               25927.38          28166.64
08/01           24417.71         27630.17          24755.1               24658.67          26503.79
09/01           22376.87         25399.15         22391.82               22562.00          24165.49
10/01           22666.35         25883.76         23034.63               22764.89          24727.73
11/01           24432.19         27868.72         24733.19               24218.56          26632.33
12/01           24736.14         28113.01         25256.14               24583.45          27007.72
01/02           24330.87         27702.97         24861.01               24018.65          26669.05
02/02           24041.39         27168.60         24197.97               23708.41          26123.69
03/02           24779.56         28190.50         25298.12               24882.04          27269.09
04/02           23520.32         26482.13         24164.08               23722.30          25838.44
05/02           23337.16         26287.72         23868.44               23685.46          25539.08
06/02           21603.46         24415.89         22034.19               21859.32          23700.66
07/02           20020.51         22513.13         20074.28               20029.50          21816.38
08/02           20095.89         22660.51         20169.09               20218.98          21919.44
09/02           18045.59         20200.23         18320.13               17891.48          19616.36
10/02           19311.95         21976.23         19455.41               19284.43          21178.34
11/02           20683.84         23268.46         20524.26               20558.99          22459.87
12/02           19417.48         21902.19         19296.15               19516.26           21190.1

  Data represents the last business day of each month.

* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE S&P 500(R) INDEX, THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE LIPPER VARIABLE ANNUITY LARGE CAP VALUE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 Index.

RUSSELL 3000(R) INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE RUSSELL 3000 INDEX REPLACES THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX. THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AND THE LIPPER VARIABLE ANNUITY LARGE CAP VALUE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE CAP VALUE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE 1995 CALCULATIONS FOR THE S&P 500 INDEX ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

--------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
--------------------------------------------------------------
ONE-YEAR:                                              -21.50%

THREE-YEAR                                              -8.50%

FIVE-YEAR:                                              -1.24%

SINCE INCEPTION JANUARY 5, 1995:                         8.66%

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES (MORTALITY AND EXPENSE CHARGES) AT THE SEPARATE ACCOUNT LEVEL. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)            December 31, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year ended December 31, 2002, the USAA Life Growth & Income Fund had a total return of -21.50%. This compares to a total return of -22.09% for the S&P 500, -22.48% for the Lipper Variable Annuity Multi-Cap Core Funds Average, and -21.54% for the Russell 3000 Index.

PORTFOLIO STRATEGY

The U.S. stock market was extremely treacherous for investors in 2002. Despite signs of economic recovery, the market was held back for much of the year by reports of corporate accounting irregularities and Wall Street conflicts of interest. These unusual factors were too much for investors to bear in the absence of a substantial pickup in corporate earnings and capital spending. The market did, however, have some brighter periods, particularly in October and November.

On June 28, Wellington Management Company LLP (Wellington) became sub-adviser to the Fund and Matthew E. Megargel, CFA, took over day-to-day management. Wellington and Megargel have three levers to pull in their effort to add value: research-based stock selection, sector weightings and diversification among large-, mid-and small-cap stocks. Under Wellington's management, the Fund had an overweight position (holds higher concentration of securities in a particular sector compared to the Fund's benchmarks) in information technology. This proved beneficial during the strong rally in October and November but was detrimental in December. The Fund had an overweight position in health care based on positive demographics, attractive valuations, strong pricing positions and promising new drug pipelines. The Fund was overweight in traditional cyclical areas of the economy, such as materials and industrials, given that companies in these sectors have reduced their break-even points through consolidation and shutdowns of plants. These companies therefore may stand to make profit gains in a decent demand environment. Following an extended period of outperformance by small and mid-cap stocks, Megargel reduced the slight bias against large-cap stocks, and the Fund ended the period relatively neutral as far as capitalization is concerned.

-----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
-----------------------------------------------
                                      % of
                                    Net Assets
Microsoft Corp.                        3.2%

Exxon Mobil Corp.                      2.6

American International Group, Inc.     2.5

Citigroup, Inc.                        2.5

General Electric Co.                   2.4

Bank One Corp.                         1.8

Pfizer, Inc.                           1.8

SBC Communications, Inc.               1.8

Wal-Mart Stores, Inc.                  1.8

Omnicom Group, Inc.                    1.7
-----------------------------------------------

------------------------------------------------
TOP 10 INDUSTRIES OF EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
------------------------------------------------
                                     % of
                                   Net Assets
Pharmaceuticals                       9.4%

Banks                                 7.2

Diversified Financial Services        5.4

Systems Software                      3.9

Integrated Oil & Gas                  3.8

Industrial Conglomerates              3.5

Computer Hardware                     3.0

Semiconductors                        2.8

Information Technology
Consulting & Services                 2.6

Multi-Line Insurance                  2.5
------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     December 31, 2002                                          AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS PRIMARILY IN U. S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[LINE CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]


                            LEHMAN BROTHERS   LIPPER VARIABLE ANNUITY
              USAA LIFE     AGGREGATE BOND     CORPORATE DEBT FUNDS
             INCOME FUND        INDEX             A-RATED AVERAGE*
             -----------    ---------------   -----------------------

1/1/1995      $10000.00      $10000.00               $10000.00
01/95          10290.00       10197.90                10172.08
02/95          10520.00       10440.37                10402.74
03/95          10530.00       10504.42                10474.60
04/95          10700.00       10651.15                10619.08
05/95          11210.00       11063.32                11072.08
06/95          11220.00       11144.43                11158.19
07/95          11200.00       11119.54                11109.61
08/95          11400.00       11253.74                11260.14
09/95          11650.00       11363.22                11379.13
10/95          11870.00       11511.00                11550.05
11/95          12100.00       11683.49                11733.85
12/95          12388.66       11847.46                11913.39
01/96          12454.32       11926.13                11971.34
02/96          12027.50       11718.83                11727.02
03/96          11863.34       11637.37                11641.12
04/96          11688.24       11571.92                11561.96
05/96          11666.35       11548.42                11539.54
06/96          11863.34       11703.51                11678.73
07/96          11830.51       11735.54                11708.92
08/96          11786.73       11715.87                11687.72
09/96          12005.61       11920.04                11892.24
10/96          12333.94       12184.08                12157.08
11/96          12585.65       12392.78                12381.45
12/96          12472.26       12277.55                12263.87
01/97          12519.73       12315.15                12293.12
02/97          12567.20       12345.78                12329.82
03/97          12329.86       12208.97                12190.35
04/97          12496.00       12391.74                12355.17
05/97          12642.12       12508.88                12466.86
06/97          12844.48       12657.35                12625.30
07/97          13225.41       12998.68                12994.60
08/97          13106.37       12887.80                12848.92
09/97          13380.17       13077.87                13055.73
10/97          13570.63       13267.60                13215.76
11/97          13725.39       13328.69                13270.25
12/97          13919.15       13462.89                13407.46
01/98          14109.65       13635.73                13573.48
02/98          14084.25       13625.46                13562.46
03/98          14122.35       13672.28                13609.37
04/98          14173.15       13743.65                13674.83
05/98          14377.22       13874.02                13818.83
06/98          14568.23       13991.68                13935.36
07/98          14606.44       14021.44                13951.31
08/98          14810.19       14249.63                14107.95
09/98          15039.41       14583.30                14423.85
10/98          15064.88       14506.20                14289.50
11/98          15141.28       14588.53                14415.05
12/98          15195.79       14632.39                14474.79
01/99          15279.51       14736.82                14582.81
02/99          15000.43       14479.57                14274.38
03/99          15000.43       14559.81                14371.74
04/99          15014.39       14605.93                14418.34
05/99          14812.55       14478.00                14254.69
06/99          14672.67       14431.88                14188.21
07/99          14560.78       14370.43                14133.33
08/99          14504.83       14363.12                14100.89
09/99          14658.69       14529.87                14254.59
10/99          14686.66       14583.48                14275.31
11/99          14630.71       14582.44                14291.56
12/99          14411.84       14512.12                14225.56
01/00          14396.07       14464.60                14182.84
02/00          14632.59       14639.53                14336.48
03/00          14869.11       14832.38                14517.41
04/00          14806.04       14789.91                14416.99
05/00          14806.04       14783.13                14369.88
06/00          15152.93       15090.69                14675.03
07/00          15373.68       15227.67                14796.77
08/00          15610.20       15448.38                14996.71
09/00          15752.11       15545.50                15082.32
10/00          15830.95       15648.37                15133.11
11/00          16051.70       15904.24                15362.29
12/00          16430.13       16199.27                15670.90
01/01          16729.72       16464.18                15947.04
02/01          16903.17       16607.61                16091.41
03/01          17060.84       16690.98                16167.90
04/01          16997.77       16621.71                16084.83
05/01          17117.20       16721.96                16184.36
06/01          17183.61       16785.15                16233.09
07/01          17631.88       17160.42                16604.02
08/01          17831.11       17356.93                16771.83
09/01          18013.74       17559.18                16885.52
10/01          18262.78       17926.62                17211.52
11/01          17847.71       17679.46                17004.28
12/01          17615.28       17567.19                16892.58
01/02          17764.70       17709.40                17007.10
02/02          17864.31       17881.02                17145.59
03/02          17482.46       17583.55                16873.73
04/02          17665.08       17924.53                17150.22
05/02          17816.50       18076.83                17291.72
06/02          17992.90       18233.14                17383.71
07/02          18045.82       18453.15                17538.90
08/02          18380.98       18764.71                17830.26
09/02          18680.86       19068.62                18103.86
10/02          18416.26       18981.76                17971.71
11/02          18592.66       18976.72                18010.27
12/02          19016.02       19368.70                18374.75


  Data represents the last business day of each month.

* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
------------------------------------------------------------
ONE-YEAR:                                               7.95%

THREE-YEAR                                              9.68%

FIVE-YEAR:                                              6.44%

SINCE INCEPTION JANUARY 5, 1995:                        8.38%

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES (MORTALITY AND EXPENSE CHARGES) AT THE SEPARATE ACCOUNT LEVEL. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                            AN OVERVIEW (Continued)            December 31, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year 2002, the USAA Life Income Fund returned 7.95% versus the average return for funds in the Lipper Variable Annuity Corporate Debt Funds A-Rated category of 8.53%. Returns for the period were enhanced by the Fund's holdings in Treasury Inflation Protected Securities (TIPS), governments, and mortgage-backed securities, and hurt by its holdings in corporate bonds.

PORTFOLIO STRATEGY

At the start of 2002, it appeared that the worst of economic and corporate turbulence was over and that corporate bonds were poised to outperform. The Fund started the year with a relatively overweight position (holds higher concentration of securities in a particular sector compared to the Fund's benchmarks) in corporate bonds. However, corporate bonds continued to be plagued by the same accounting and corporate governance issues that weighted on the stock market. In this environment, the Fund reduced its allocation to corporate bonds and increased its allocation to high-quality bonds such as agency mortgage-backed securities. We also gradually reduced the Fund's interest rate risk as rates fell to 40-year lows and the economy seemed poised to recover.

The USAA Life Income Fund's sector allocation as of December 31, 2002, are shown in the pie chart below:

----------------------------------------------
TOP 10 SECURITIES
AS OF DECEMBER 31, 2002
----------------------------------------------
                           Coupon     % of
                            Rate    Net Assets
GNMA, 4/15/28               6.0%       7.5%

GNMA, 8/20/31               6.5        6.6

GNMA, 1/1/32                5.5        5.9

FNMA, 10/15/07              6.6        5.0

U.S. Treasury Inflation
Indexed Notes               3.0        4.1

FNMA, 12/18/14              7.0        4.0

GNMA, 4/15/32               7.0        4.0

Household Finance Co.,
Notes                       6.4        4.0

SLM Corp.,
Notes                       5.4        3.9

U.S. Treasury Bond          5.3        3.7
----------------------------------------------

ASSET ALLOCATION
AS OF DECEMBER 31, 2002
----------------------------------------------

    [PIE CHART OF ASSET ALLOCATION]

REIT Preferred                4.9%

Agency Debentures             7.7%

Treasury TIPS                 7.8%

Mortgage-Backed Securities   36.4%

Corporate Obligations        26.5%

Asset-Backed Securities       5.9%

Money Market Instrument      11.9%

U.S. Treasury                 3.7%


PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     December 31, 2002                                           AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN AND DOMESTIC ISSUERS. THE FUND MAY INVEST THE REMAINDER OF ITS ASSETS IN INVESTMENT-GRADE, SHORT-TERM DEBT INSTRUMENTS WITH REMAINING MATURITIES OF LESS THAN ONE YEAR THAT ARE ISSUED AND GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE
U. S. GOVERNMENT OR BY ITS AGENCIES, OR IN REPURCHASE AGREEMENTS COLLATERALIZED BY SUCH SECURITIES.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[LINE CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]


                                 MORGAN STANLEY
                USAA LIFE           CAPITAL            LIPPER VARIABLE
               WORLD GROWTH     INTERNATIONAL, INC.    ANNUITY GLOBAL
                  FUND             WORLD INDEX          FUNDS AVERAGE*
               ------------     -------------------    ---------------

1/1/1995       $10000.00            $10000.00            $10000.00
01/95            9710.00              9847.50              9668.80
02/95            9790.00              9988.67              9748.20
03/95           10160.00             10467.69             10010.35
04/95           10490.00             10830.07             10283.81
05/95           10920.00             10920.27             10450.95
06/95           11150.00             10914.45             10576.86
07/95           11710.00             11458.09             11108.05
08/95           11620.00             11200.36             11046.82
09/95           11770.00             11524.16             11229.11
10/95           11480.00             11340.24             11050.16
11/95           11650.00             11731.52             11193.06
12/95           11955.58             12072.03             11503.86
01/96           12321.79             12287.92             11794.17
02/96           12558.74             12360.23             11937.36
03/96           12849.56             12563.35             12156.98
04/96           13463.49             12856.19             12559.59
05/96           13592.74             12864.73             12687.96
06/96           13614.28             12927.20             12741.12
07/96           12935.72             12467.75             12245.48
08/96           13334.24             12608.46             12516.47
09/96           13668.14             13099.52             12890.70
10/96           13625.05             13188.37             12911.86
11/96           14379.01             13924.82             13524.90
12/96           14481.02             13699.20             13575.75
01/97           15036.68             13861.73             13853.40
02/97           15014.00             14018.57             13972.18
03/97           14866.58             13738.66             13827.05
04/97           15059.36             14185.12             14014.64
05/97           15931.95             15058.09             14882.02
06/97           16666.03             15806.53             15523.61
07/97           17480.41             16531.95             16238.18
08/97           16666.03             15423.44             15305.57
09/97           17652.46             16258.74             16259.64
10/97           16631.62             15400.40             15222.31
11/97           16356.34             15670.30             15226.70
12/97           16520.55             15858.66             15405.27
01/98           16557.70             16297.98             15632.53
02/98           17808.50             17397.80             16717.66
03/98           18836.39             18129.78             17545.69
04/98           19146.00             18304.23             17814.16
05/98           18815.03             18072.10             17715.94
06/98           18765.29             18498.25             17838.71
07/98           18504.14             18465.83             17797.65
08/98           15407.68             16000.59             15215.45
09/98           15320.63             16280.82             15213.06
10/98           16564.19             17749.82             16173.99
11/98           17297.89             18802.60             17029.06
12/98           18414.41             19718.35             17966.33
01/99           18862.91             20147.25             18341.11
02/99           18247.82             19608.45             17648.36
03/99           19067.95             20422.00             18252.80
04/99           19747.11             21224.20             19047.31
05/99           19228.01             20445.78             18488.01
06/99           20343.98             21396.54             19585.80
07/99           20549.22             21329.46             19702.42
08/99           20728.80             21288.65             19757.43
09/99           20420.94             21079.33             19757.78
10/99           21062.31             22172.14             20558.47
11/99           22191.10             22793.02             22375.08
12/99           24109.10             24635.09             25233.50
01/00           23112.73             23221.50             24172.02
02/00           24094.00             23281.34             26401.94
03/00           25120.57             24887.62             26712.49
04/00           24335.55             23832.46             25158.34
05/00           23794.81             23226.26             24073.90
06/00           24832.68             24005.46             25265.82
07/00           24023.75             23326.80             24661.02
08/00           24939.52             24082.70             25661.14
09/00           23321.66             22799.33             24197.38
10/00           22421.15             22414.53             23549.25
11/00           20833.81             21050.83             21978.21
12/00           21615.98             21388.59             22626.73
01/01           22212.39             21800.46             23115.99
02/01           19955.69             19955.65             21118.54
03/01           18295.40             18641.55             19544.86
04/01           19907.33             20015.70             21104.15
05/01           19422.79             19754.87             20936.75
06/01           18825.91             19133.15             20316.43
07/01           18519.40             18877.41             19782.15
08/01           17829.23             17968.53             18937.23
09/01           16070.51             16382.82             16904.89
10/01           16651.37             16695.65             17540.55
11/01           17667.88             17680.83             18637.64
12/01           17914.16             17790.19             18967.66
01/02           17375.75             17249.41             18326.82
02/02           17375.75             17097.70             18180.66
03/02           18273.09             17885.10             19141.52
04/02           17783.63             17244.11             18694.82
05/02           17828.47             17272.86             18715.27
06/02           16799.91             16221.86             17625.01
07/02           15232.57             14853.10             15988.55
08/02           15395.83             14878.46             16088.17
09/02           14204.00             13240.34             14480.12
10/02           15020.32             14215.94             15227.92
11/02           15542.77             14980.25             16005.98
12/02           15164.81             14252.41             15281.66


  Data represents the last business day of each month.

* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX AND THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX AND THE LIPPER GLOBAL FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 -- THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

--------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
--------------------------------------------------------------
ONE-YEAR:                                              -15.35%

THREE-YEAR                                              -14.32%

FIVE-YEAR:                                               -1.70%

SINCE INCEPTION JANUARY 5, 1995:                          5.35%
--------------------------------------------------------------

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES (MORTALITY AND EXPENSE CHARGES) AT THE SEPARATE ACCOUNT LEVEL. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                              AN OVERVIEW (Continued)          December 31, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year ended December 31, 2002, the USAA Life World Growth Fund had a total return of -15.35%. This compares to a total return of -19.89% for the Morgan Stanley Capital International, Inc.-World Index and -18.36% for the Lipper Variable Annuity Global Funds average.

PORTFOLIO STRATEGY

In the first half of the year, the Fund benefited from an underweight position (lower concentration of securities in a particular sector compared the Fund's benchmark index) in U.S. equities and good individual stock selection in Europe, particularly within the energy and consumer staples sectors. Another positive driver in the first six months was exposure to Canada.

On June 28, 2002, MFS Investment Management (MFS) became sub-adviser to the Fund and David Mannheim took over day-to-day management. Both in the U.S. and overseas, MFS seeks to buy companies with good growth prospects at reasonable prices. They look for these characteristics on an individual company basis instead of taking a top-down view with respect to economic sectors or geographic regions. The most important input in the MFS process is individual company research conducted by analysts.

During the second half of the year, Mr. Mannheim identified a variety of companies in the health care sector as likely to generate significant free cash flow and deliver good earnings growth, including Novartis (Switzerland) and Aventis (France) as well as Merck, Eli Lilly, Pfizer and Johnson & Johnson in the U.S. Within the leisure sector, the Fund was invested in several media companies that should benefit from long-term secular growth as well as a cyclical upturn in advertising spending. Given the uncertain economic environment, MFS looked for attractively priced companies with the ability to deliver good earnings growth irrespective of what happens in the economy. A number of these were in the industrial gas area, including Praxair (US), L'Air Liquide (France) and Linde (Germany). The benefit of lower sensitivity to the economy was also evident in consumer staples holdings Unilever (Netherlands) and Diageo (UK), and within this sector more compelling valuations were found outside of the U.S.

---------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
---------------------------------------------
                                     % of
                                  Net Assets
Pharmaceuticals                      11.0%

Industrial Gases                      6.4

Property & Casualty Insurance         6.2

Banks                                 5.2

Movies & Entertainment                4.3

Integrated Telecommunication
Services                              3.9

Specialty Chemicals                   3.9

Diversified Financial Services        3.7

Packaged Foods & Meat                 3.7

Distillers & Vintners                 3.4
---------------------------------------------

---------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2002
---------------------------------------------
                                     % of
                                   Net Assets
Syngenta AG (Switzerland)             3.9%

Diageo plc (United Kingdom)           3.4

Reckitt Benckiser plc
(United Kingdom)                      2.5

Praxair, Inc. (U.S.)                  2.3

Unilever N.V. ADR (Netherlands)       2.2

L'Air Liquide S.A. (France)           2.0

Reed Elsevier N.V. (Netherlands)      2.0

QBE Insurance Group Ltd.
(Australia)                           1.8

ACE Ltd. (United Kingdom)             1.7

Sanofi-Synthelabo S.A. (France)       1.7
---------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     December 31, 2002                               AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2002
--------------------------------------------------------------

[PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

USA                 37.4%

United Kingdom      17.0%

France               9.5%

Switzerland          7.2%

Netherlands          7.1%

Japan                6.4%

Other*               6.1%

Spain                3.3%

Australia            3.2%

Canada               2.6%


* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS AND U.S. GOVERNMENT & AGENCY ISSUES.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

On October 31, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to the USAA Life Investment Trust. Shareholders were entitled to vote on each proposal shown below. All proposals were approved by the Trust's shareholders. The names of the trustees whose terms of office as trustees continued after the meeting are set out on page A-45.

                                               USAA LIFE      USAA LIFE        USAA LIFE        USAA LIFE      USAA LIFE
                                               AGGRESSIVE    DIVERSIFIED    GROWTH AND INCOME     INCOME      WORLD GROWTH
                                              GROWTH FUND    ASSETS FUND          FUND             FUND           FUND
                                             -------------   -------------  ------------------   ----------   -------------
PROPOSAL 1
To elect one member of the Trust's Board of Trustees.
    TRUSTEE      JAMES M. MIDDLETON
                  VOTES FOR                     1,405,382      3,722,227         3,823,115        2,245,639     2,026,257
                  VOTES WITHHELD                   81,593        176,274           172,500           37,154       157,349

PROPOSAL 2
To approve a new investment advisory agreement with USAA Investment Management Company (IMCO).
                  AFFIRMATIVE                   1,398,324      3,549,600         3,649,630        2,123,379     1,994,880
                  AGAINST                          46,606        206,886           252,548          123,049       112,133
                  ABSTAIN                          42,045        142,015            93,437           36,365        76,593

PROPOSAL 3A
To approve a new investment subadvisory agreement between IMCO and Wellington Management Company, LLP.
                  AFFIRMATIVE                                   3,547,169        3,656,688
                  AGAINST                                         200,587          272,201
                  ABSTAIN                                         150,745           66,726

PROPOSAL 3B
To approve a new investment subadvisory agreement between IMCO and Marisco Capital Management, LLC.
                  AFFIRMATIVE                   1,368,476
                  AGAINST                          74,412
                  ABSTAIN                          44,087

PROPOSAL 3C
To approve a new investment subadvisory agreement between IMCO and MFS Investment Management.
                  AFFIRMATIVE                                                                                   1,987,316
                  AGAINST                                                                                         111,136
                  ABSTAIN                                                                                          85,154

PROPOSAL 4
To approve a proposal to permit IMCO, with the Trust's Board approval, to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements on behalf of the Fund without further shareholder approval.
                  AFFIRMATIVE                   1,338,217       3,368,797        3,573,561        2,042,862     1,967,908
                  AGAINST                         101,166         367,832          362,822          193,838       158,347
                  ABSTAIN                          47,592         161,872           59,232           46,093        57,352

PROPOSAL 5
To approve an amendment to the investment objective of the Fund.
                  AFFIRMATIVE                                                    3,699,543
                  AGAINST                                                          246,213
                  ABSTAIN                                                           49,859

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES

USAA LIFE INVESTMENT TRUST:

We have audited the accompanying statements of assets and liabilities of USAA Life Investment Trust (comprised of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund), including the portfolios of investments, as of December 31, 2002, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2001, and the financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on the statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the USAA Life Investment Trust at December 31, 2002, the results of their operations, changes in their net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

San Antonio, TX
February 7, 2003

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                              December 31, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
  NUMBER                                                                VALUE
OF SHARES                           SECURITY                            (000)
---------                          ----------                        ----------
                                 STOCKS (99.5%)

        AEROSPACE & DEFENSE (4.4%)
 3,246  General Dynamics Corp.                                       $      257
 7,458  Lockheed Martin Corp.                                               431
                                                                     ----------
                                                                            688
                                                                     ----------
        AIR FREIGHT & LOGISTICS (2.2%)
 6,374  FedEx Corp.                                                         346
                                                                     ----------
        AIRLINES (0.7%)
 2,914  Ryanair Holdings plc ADR*                                           114
                                                                     ----------
        APPLICATION SOFTWARE (2.1%)
 6,617  Electronic Arts, Inc.*                                              329
                                                                     ----------
        AUTOMOBILE MANUFACTURERS (2.7%)
 9,228  Bayerische Motoren Werke AG                                         280
   374  Porsche AG (Preferred)                                              155
                                                                     ----------
                                                                            435
                                                                     ----------
        BANKS (3.4%)
11,576  Wells Fargo & Co.                                                   543
                                                                     ----------
        BIOTECHNOLOGY (5.9%)
11,602  Amgen, Inc.*                                                        561
 5,736  Genentech, Inc.*                                                    190
 5,748  IDEC Pharmaceuticals Corp.*                                         191
                                                                     ----------
                                                                            942
                                                                     ----------
        BREWERS (1.7%)
 5,462  Anheuser-Busch Companies, Inc.                                      264
                                                                     ----------
        BROADCASTING & CABLE TV (2.5%)
10,516  Clear Channel Communications, Inc.*                                 392
                                                                     ----------
        CASINOS & GAMING (2.2%)
10,506  MGM Mirage, Inc.*                                                   346
                                                                     ----------
        COMPUTER HARDWARE (1.0%)
 5,958  Dell Computer Corp.*                                                159
                                                                     ----------
        CONSTRUCTION & ENGINEERING (0.4%)
 1,882  Jacobs Engineering Group, Inc.*                                      67
                                                                     ----------
        DIVERSIFIED FINANCIAL SERVICES (16.4%)
 5,934  Citigroup, Inc.                                                     209
 8,094  Fannie Mae                                                          521
12,820  J. P. Morgan Chase & Co.                                            307
 8,468  Lehman Brothers Holdings, Inc.                                      451
10,638  SLM Corp.                                                         1,105
                                                                     ----------
                                                                          2,593
                                                                     ----------
        GENERAL MERCHANDISE STORES (3.1%)
 9,680  Wal-Mart Stores, Inc.                                               489
                                                                     ----------
        HEALTH CARE DISTRIBUTORS & SERVICES (4.0%)
11,076  Quest Diagnostics, Inc.*                                            630
                                                                     ----------
        HEALTH CARE EQUIPMENT (2.2%)
 8,498  Zimmer Holdings, Inc.*                                              353
                                                                     ----------
        HEALTH CARE FACILITIES (2.4%)
 9,024  HCA, Inc.                                                           375
                                                                     ----------
        HOME IMPROVEMENT RETAIL (3.1%)
13,086  Lowe's Companies, Inc.                                              491
                                                                     ----------
        HOMEBUILDING (3.3%)
 6,322  Lennar Corp.                                                        326
 4,930  M.D.C. Holdings, Inc.                                               189
                                                                     ----------
                                                                            515
                                                                     ----------
        HOTELS, RESORTS, & CRUISE LINES (0.8%)
 4,542  Four Seasons Hotels, Inc.                                           128
                                                                     ----------
        HOUSEHOLD PRODUCTS (4.5%)
 4,654  Colgate-Palmolive Corp.                                             244
 5,540  Procter & Gamble Co.                                                476
                                                                     ----------
                                                                            720
                                                                     ----------
        MANAGED HEALTH CARE (7.1%)
13,530  UnitedHealth Group, Inc.                                          1,130
                                                                     ----------

        MOTORCYCLE MANUFACTURERS (0.5%)
 1,806  Harley Davidson, Inc.                                                83
                                                                     ----------
        MOVIES & ENTERTAINMENT (3.1%)
12,064  Viacom, Inc. "B"*                                                   492
                                                                     ----------
        NETWORKING EQUIPMENT (2.8%)
33,404  Cisco Systems, Inc.*                                                438
                                                                     ----------
        PHARMACEUTICALS (2.9%)
   534  Forest Laboratories, Inc.*                                           53
 7,732  Johnson & Johnson, Inc.                                             415
                                                                     ----------
                                                                            468
                                                                     ----------
        SOFT DRINKS (1.2%)
 4,600  PepsiCo, Inc.                                                       194
                                                                     ----------
        SPECIALTY STORES (3.2%)
 8,188  Bed Bath & Beyond, Inc.*                                            283
 9,366  Tiffany & Co.                                                       224
                                                                     ----------
                                                                            507
                                                                     ----------
        SYSTEMS SOFTWARE (3.2%)
 9,676  Microsoft Corp.*                                                    500
                                                                     ----------
        TELECOMMUNICATION EQUIPMENT (4.3%)
17,098  Nokia Corp. ADR                                                     265
11,478  QUALCOMM, Inc.*                                                     418
                                                                     ----------
                                                                            683
                                                                     ----------
        WIRELESS TELECOMMUNICATION SERVICES (2.2%)
30,150  Nextel Communications, Inc. "A"*                                    348
                                                                     ----------
        Total investments (cost: $16,326)                            $   15,762
                                                                     ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                              December 31, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
  NUMBER                                                                VALUE
OF SHARES                           SECURITY                            (000)
---------                          ----------                        ----------
                               COMMON STOCKS (60.5%)

        ADVERTISING (1.1%)
 1,200  Catalina Marketing Corp.*                                    $       22
 6,500  Omnicom Group, Inc.                                                 420
                                                                     ----------
                                                                            442
                                                                     ----------
        AEROSPACE & DEFENSE (1.2%)
 6,200  Boeing Co.                                                          204
 2,700  Northrop Grumman Corp.                                              262
                                                                     ----------
                                                                            466
                                                                     ----------
        AIR FREIGHT & LOGISTICS (1.3%)
 2,300  CNF Transportation, Inc.                                             77
 5,500  EGL, Inc.*                                                           78
 6,400  FedEx Corp.                                                         347
                                                                     ----------
                                                                            502
                                                                     ----------
        ALUMINUM (0.5%)
 7,800  Alcoa, Inc.                                                         178
                                                                     ----------
        APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
 1,980  Columbia Sportswear Co.*                                             88
 4,300  Liz Claiborne, Inc.                                                 127
                                                                     ----------
                                                                            215
                                                                     ----------
        APPAREL RETAIL (0.3%)
 3,500  Chico's FAS, Inc.*                                                   66
 1,600  Too, Inc.*                                                           38
                                                                     ----------
                                                                            104
                                                                     ----------
        APPLICATION SOFTWARE (0.9%)
26,000  Cadence Design Systems, Inc.*                                       306
 4,600  Verity, Inc.*                                                        62
                                                                     ----------
                                                                            368
                                                                     ----------
        BANKS (4.4%)
 4,900  Bank of America Corp.                                               341
11,000  Bank One Corp.                                                      402
 4,900  Banknorth Group, Inc.                                               110
 7,200  KeyCorp                                                             181
 9,100  Sovereign Bancorp, Inc.                                             128
 7,100  UnionBanCal Corp.                                                   279
 7,600  Wachovia Corp.                                                      277
                                                                     ----------
                                                                          1,718
                                                                     ----------
        BIOTECHNOLOGY (1.0%)
 7,100  Albany Molecular Research, Inc.*                                    105
 4,700  Gilead Sciences, Inc.*                                              160
 3,670  IDEC Pharmaceuticals Corp.*                                         121
                                                                     ----------
                                                                            386
                                                                     ----------
        BROADCASTING & CABLE TV (0.8%)
13,400  Comcast Corp. "A"*                                                  303
 1,100  Cox Radio, Inc. "A"*                                                 25
                                                                     ----------
                                                                            328
                                                                     ----------
        BUILDING PRODUCTS (0.7%)
13,400  Masco Corp.                                                         282
                                                                     ----------
        COMPUTER & ELECTRONIC RETAIL (0.1%)
 1,140  CDW Computer Centers, Inc.*                                          50
                                                                     ----------
        COMPUTER HARDWARE (1.8%)
20,700  Hewlett-Packard Co.                                                 359
 4,500  IBM Corp.                                                           349
                                                                     ----------
                                                                            708
                                                                     ----------
        CONSUMER FINANCE (0.9%)
 2,320  Countrywide Financial Corp.                                         120
 7,000  Household International, Inc.                                       194
 7,700  Providian Financial Corp.*                                           50
                                                                     ----------
                                                                            364
                                                                     ----------
        DATA PROCESSING SERVICES (0.2%)
 1,900  Automatic Data Processing, Inc.                                      74
                                                                     ----------
        DISTILLERS & VINTNERS (0.3%)
 4,810  Constellation Brands, Inc. "A"*                                     114
                                                                     ----------
        DIVERSIFIED CHEMICALS (0.9%)
11,600  Dow Chemical Co.                                                    344
                                                                     ----------
        DIVERSIFIED FINANCIAL SERVICES (3.3%)
17,000  Citigroup, Inc.                                                     598
 1,700  Federated Investors, Inc. "B"                                        43
   800  Investment Technology Group, Inc.*                                   18
 6,300  Legg Mason, Inc.                                                    306
 8,600  Merrill Lynch & Co., Inc.                                           326
                                                                     ----------
                                                                          1,291
                                                                     ----------
        DRUG RETAIL (0.5%)
 7,600  CVS Corp.                                                           190
                                                                     ----------
        ELECTRIC UTILITIES (1.4%)
 8,500  CINergy Corp.                                                       287
 4,800  Exelon Corp.                                                        253
                                                                     ----------
                                                                            540
                                                                     ----------
        ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
15,600  Sanmina-SCI Corp.*                                                   70
 5,000  Symbol Technologies, Inc.                                            41
 9,300  Waters Corp.*                                                       203
                                                                     ----------
                                                                            314
                                                                     ----------
        ENVIRONMENTAL SERVICES (0.4%)
 7,400  Waste Management, Inc.                                              170
                                                                     ----------
        FOOD RETAIL (0.7%)
10,900  Safeway, Inc.*                                                      255
                                                                     ----------
        GENERAL MERCHANDISE STORES (1.1%)
 8,200  Wal-Mart Stores, Inc.                                               414
                                                                     ----------
        HEALTH CARE DISTRIBUTORS & SERVICES (0.9%)
 2,050  Henry Schein, Inc.*                                                  92
11,500  Laboratory Corp. of America Holdings*                               267
                                                                     ----------
                                                                            359
                                                                     ----------
        HEALTH CARE EQUIPMENT (0.6%)
 7,220  Guidant Corp.*                                                      223
                                                                     ----------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
      PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
  NUMBER                                                                VALUE
OF SHARES                           SECURITY                            (000)
---------                          ----------                        ----------
        HEALTH CARE FACILITIES (0.8%)
 3,800  HCA, Inc.                                                    $      157
   900  Tenet Healthcare Corp.*                                              15
 4,150  Triad Hospitals, Inc.*                                              124
                                                                     ----------
                                                                            296
                                                                     ----------
        HEALTH CARE SUPPLIES (0.3%)
 4,500  Edwards Lifesciences Corp.*                                         115
                                                                     ----------
        HOME FURNISHINGS (0.3%)
 2,080  Mohawk Industries, Inc.*                                            118
                                                                     ----------
        HOME IMPROVEMENT RETAIL (0.6%)
10,500  Home Depot, Inc.                                                    252
                                                                     ----------
        HOMEBUILDING (0.3%)
 6,700  D.R. Horton, Inc.                                                   116
                                                                     ----------
        HOUSEHOLD PRODUCTS (0.7%)
 5,800  Kimberly-Clark Corp.                                                275
                                                                     ----------
        INDUSTRIAL CONGLOMERATES (2.1%)
 2,000  3M Co.                                                              247
23,000  General Electric Co.                                                560
                                                                     ----------
                                                                            807
                                                                     ----------
        INDUSTRIAL MACHINERY (0.4%)
 2,500  ITT Industries, Inc.                                                152
                                                                     ----------
        INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.6%)
15,000  Accenture Ltd. "A"*                                                 270
 3,080  Manhattan Associates, Inc.*                                          73
12,400  SunGard Data Systems, Inc.*                                         292
                                                                     ----------
                                                                            635
                                                                     ----------
        INSURANCE BROKERS (1.1%)
 3,400  Arthur J. Gallagher & Co.                                           100
 7,300  Marsh & McLennan Companies, Inc.                                    337
                                                                     ----------
                                                                            437
                                                                     ----------
        INTEGRATED OIL & GAS (2.3%)
 4,095  ChevronTexaco Corp.                                                 272
17,700  Exxon Mobil Corp.                                                   619
                                                                     ----------
                                                                            891
                                                                     ----------
        INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
15,500  SBC Communications, Inc.                                            420
                                                                     ----------
        LEISURE PRODUCTS (0.2%)
 1,350  Polaris Industries, Inc.                                             79
                                                                     ----------
        MANAGED HEALTH CARE (0.5%)
 1,770  Anthem, Inc.*                                                       112
 5,000  Caremark Rx, Inc.*                                                   81
                                                                     ----------
                                                                            193
                                                                     ----------
        METAL & GLASS CONTAINERS (0.4%)
 7,000  Pactiv Corp.*                                                       153
                                                                     ----------
        MOVIES & ENTERTAINMENT (0.8%)
24,900  AOL Time Warner, Inc.*                                              326
                                                                     ----------
        MULTI-LINE INSURANCE (1.5%)
10,200  American International Group, Inc.                                  590
                                                                     ----------
        NETWORKING EQUIPMENT (0.7%)
21,200  Cisco Systems, Inc.*                                                278
                                                                     ----------
        OIL & GAS EQUIPMENT & SERVICES (0.5%)
 5,100  Schlumberger Ltd.                                                   215
                                                                     ----------
        OIL & GAS EXPLORATION & PRODUCTION (1.2%)
11,400  Chesapeake Energy Corp.                                              88
 7,500  EOG Resources, Inc.                                                 300
 7,900  Swift Energy Co.*                                                    76
                                                                     ----------
                                                                            464
                                                                     ----------
        PACKAGED FOODS & MEAT (0.3%)
 2,400  General Mills, Inc.                                                 113
                                                                     ----------
        PAPER PACKAGING (0.4%)
 9,200  Smurfit-Stone Container Corp.*                                      142
                                                                     ----------
        PAPER PRODUCTS (0.5%)
 5,100  International Paper Co.                                             178
                                                                     ----------
        PERSONAL PRODUCTS (0.7%)
 8,500  Gillette Co.                                                        258
                                                                     ----------
        PHARMACEUTICALS (5.7%)
 9,100  Abbott Laboratories                                                 364
 4,700  Eli Lilly & Co.                                                     299
 4,900  King Pharmaceuticals, Inc.*                                          84
13,700  Pfizer, Inc.                                                        419
 9,000  Pharmacia Corp.                                                     376
12,000  Schering-Plough Corp.                                               266
 3,941  Watson Pharmaceuticals, Inc.*                                       112
 8,000  Wyeth                                                               299
                                                                     ----------
                                                                          2,219
                                                                     ----------
        PROPERTY & CASUALTY INSURANCE (0.8%)
 1,730  Ambac Financial Group, Inc.                                          97
 1,000  MBIA, Inc.                                                           44
 4,800  St. Paul Companies, Inc.                                            164
                                                                     ----------
                                                                            305
                                                                     ----------
        PUBLISHING (0.7%)
 3,600  Gannett Co., Inc.                                                   258
                                                                     ----------
        RESTAURANTS (1.2%)
 4,500  Brinker International, Inc.*                                        145
 1,850  CEC Entertainment, Inc.*                                             57
 4,360  Darden Restaurants, Inc.                                             89
10,700  McDonald's Corp.                                                    172
                                                                     ----------
                                                                            463
                                                                     ----------
        SEMICONDUCTOR EQUIPMENT (0.3%)
 1,650  Cabot Microelectronics Corp.*                                        78
 1,350  Novellus Systems, Inc.*                                              38
                                                                     ----------
                                                                            116
                                                                     ----------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
      PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
  NUMBER                                                                VALUE
OF SHARES                           SECURITY                            (000)
---------                          ----------                        ----------
        SEMICONDUCTORS (1.7%)
 5,900  Fairchild Semiconductor International, Inc. "A"*             $       63
17,700  Intel Corp.                                                         276
 9,200  International Rectifier Corp.*                                      170
 3,700  Lattice Semiconductor Corp.*                                         32
 8,700  Texas Instruments, Inc.                                             131
                                                                     ----------
                                                                            672
                                                                     ----------
        SOFT DRINKS (0.9%)
 1,450  Pepsi Bottling Group, Inc.                                           37
 7,000  PepsiCo, Inc.                                                       296
                                                                     ----------
                                                                            333
                                                                     ----------
        SPECIALTY STORES (0.4%)
 3,700  Linens'n Things, Inc.*                                               84
 2,950  Michaels Stores, Inc.*                                               92
                                                                     ----------
                                                                            176
                                                                     ----------
        SYSTEMS SOFTWARE (2.3%)
14,200  Microsoft Corp.*                                                    734
16,800  Oracle Corp.*                                                       182
                                                                     ----------
                                                                            916
                                                                     ----------
        TELECOMMUNICATION EQUIPMENT (0.2%)
 3,800  Comverse Technology, Inc.*                                           38
 5,100  Tekelec, Inc.*                                                       53
                                                                     ----------
                                                                             91
                                                                     ----------
        WIRELESS TELECOMMUNICATION SERVICES (0.3%)
10,700  Nextel Communications, Inc. "A"*                                    124
                                                                     ----------
        Total common stocks (cost: $25,264)                              23,575
                                                                     ----------

  PRINCIPAL                                           COUPON OR                MARKET
   AMOUNT                                              DISCOUNT                 VALUE
   (000)                      SECURITY                   RATE     MATURITY      (000)
-----------                   --------                ---------  ----------  ---------
            CORPORATE OBLIGATIONS (22.4%)

            ASSET-BACKED FINANCING (2.9%)
 $  1,000   Detroit Edison Securitization
               Funding, LLC                             6.42%     3/01/2015  $  1,133
                                                                             --------
            BANKS (3.0%)
    1,000   Imperial Bancorp, Subordinated Notes        8.50      4/01/2009     1,156
                                                                             --------
            CONSUMER FINANCE (2.7%)
    1,000   Household Finance Corp., Notes              6.38      8/01/2010     1,057
                                                                             --------
            ELECTRIC UTILITIES (5.3%)
    1,000   El Paso Electric Co., First Mortgage Bond   9.40      5/01/2011     1,007
    1,000   Empire District Electric Co., Senior Notes  7.70     11/15/2004     1,082
                                                                             --------
                                                                                2,089
                                                                             --------
            ENVIRONMENTAL SERVICES (2.8%)
    1,000   Waste Management, Inc., Senior Notes        7.38      8/01/2010     1,096
                                                                             --------
            METAL & GLASS CONTAINERS (2.8%)
    1,000   Pactiv Corp., Notes                         7.20     12/15/2005     1,105
                                                                             --------
            OIL & GAS EXPLORATION & PRODUCTION (2.9%)
    1,000   Devon Financing Corp., ULC, Notes           6.88      9/30/2011     1,116
                                                                             --------
            Total corporate obligations (cost: $8,056)                          8,752
                                                                             --------
            U.S. GOVERNMENT & AGENCY ISSUES (6.7%)
    1,000   Freddie Mac                                 6.00%     8/15/2013     1,054
    1,000   Freddie Mac                                 6.00      7/15/2015     1,056
      469   Government National Mortgage Assn.          7.00      1/15/2032       497
                                                                             --------
            Total U.S. government & agency issues
               (cost: $2,494)                                                   2,607
                                                                             --------

            U.S. TREASURY INFLATION INDEXED
            NOTES (5.6%)

    1,979   U.S. Treasury Inflation Indexed Notes
               (cost: $2,019)                           3.50      1/15/2011     2,173
                                                                             --------
            COMMERCIAL MORTGAGE-BACKED
            SECURITIES (2.9%)

    1,000   TIAA CMBS I Trust Commercial Mortgage
               (cost: $1,005)                           6.56      6/19/2026     1,123
                                                                             --------

 SHARES/
PRINCIPAL
 AMOUNT
  (000)
---------

            MONEY MARKET INSTRUMENTS (1.5%)

   12,159   SSgA Money Market Fund                      1.10(a)         N/A        12
  429,916   SSgA Prime Money Market Fund                1.31(a)         N/A       430
$     162   UBS Finance, Inc., CP                       1.33      1/06/2003       162
                                                                             --------
            Total money market instruments
               (cost: $604)                                                       604
                                                                             --------
            Total investments (cost: $39,442)                                $ 38,834
                                                                             ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                             December 31, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
 NUMBER                                                                   VALUE
OF SHARES                 SECURITY                                        (000)
---------                 --------                                       -------
                    COMMON STOCKS (98.9%)

           ADVERTISING (1.8%)
  2,500    Catalina Marketing Corp.*                                     $    46
 12,600    Omnicom Group, Inc.                                               814
                                                                         -------
                                                                             860
                                                                         -------
           AEROSPACE & DEFENSE (2.0%)
 12,800    Boeing Co.                                                        422
  5,600    Northrop Grumman Corp.                                            543
                                                                         -------
                                                                             965
                                                                         -------
           AIR FREIGHT & LOGISTICS (2.1%)
  4,800    CNF Transportation, Inc.                                          160
 10,800    EGL, Inc.*                                                        154
 13,100    FedEx Corp.                                                       710
                                                                         -------
                                                                           1,024
                                                                         -------
           ALUMINUM (0.8%)
 16,400    Alcoa, Inc.                                                       374
                                                                         -------
           APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
  3,920    Columbia Sportswear Co.*                                          174
  8,500    Liz Claiborne, Inc.                                               252
                                                                         -------
                                                                             426
                                                                         -------
           APPAREL RETAIL (0.4%)
  7,500    Chico's FAS, Inc.*                                                142
  3,100    Too, Inc.*                                                         73
                                                                         -------
                                                                             215
                                                                         -------
           APPLICATION SOFTWARE (1.5%)
 50,600    Cadence Design Systems, Inc.*                                     596
  9,400    Verity, Inc.*                                                     126
                                                                         -------
                                                                             722
                                                                         -------
           BANKS (7.2%)
 10,068    Bank of America Corp.                                             700
 23,200    Bank One Corp.                                                    848
  9,800    Banknorth Group, Inc.                                             222
 14,400    KeyCorp                                                           362
 18,000    Sovereign Bancorp, Inc.                                           253
 13,600    UnionBanCal Corp.                                                 534
 15,700    Wachovia Corp.                                                    572
                                                                         -------
                                                                           3,491
                                                                         -------
           BIOTECHNOLOGY (1.6%)
 14,100    Albany Molecular Research, Inc.*                                  209
  9,200    Gilead Sciences, Inc.*                                            313
  7,150    IDEC Pharmaceuticals Corp.*                                       237
                                                                         -------
                                                                             759
                                                                         -------
           BROADCASTING & CABLE TV (1.4%)
 27,700    Comcast Corp. "A"*                                                626
  1,500    Cox Radio, Inc. "A"*                                               34
                                                                         -------
                                                                             660
                                                                         -------
           BUILDING PRODUCTS (1.5%)
 34,700    Masco Corp.                                                       730
                                                                         -------
           COMPUTER & ELECTRONIC RETAIL (0.2%)
  2,320    CDW Computer Centers, Inc.*                                       102
                                                                         -------
           COMPUTER HARDWARE (3.0%)
 43,300    Hewlett-Packard Co.                                               751
  9,300    IBM Corp.                                                         721
                                                                         -------
                                                                           1,472
                                                                         -------
           CONSUMER FINANCE (1.3%)
  4,720    Countrywide Financial Corp.                                       244
  9,900    Household International, Inc.                                     275
 15,400    Providian Financial Corp.*                                        100
                                                                         -------
                                                                             619
                                                                         -------
           DATA PROCESSING SERVICES (0.3%)
  3,700    Automatic Data Processing, Inc.                                   145
                                                                         -------
           DISTILLERS & VINTNERS (0.5%)
  9,600    Constellation Brands, Inc. "A"*                                   228
                                                                         -------
           DIVERSIFIED CHEMICALS (1.4%)
 23,700    Dow Chemical Co.                                                  704
                                                                         -------
           DIVERSIFIED FINANCIAL SERVICES (5.4%)
 34,843    Citigroup, Inc.                                                 1,226
  3,300    Federated Investors, Inc. "B"                                      84
  1,600    Investment Technology Group, Inc.*                                 36
 11,900    Legg Mason, Inc.                                                  577
 18,000    Merrill Lynch & Co., Inc.                                         683
                                                                         -------
                                                                           2,606
                                                                         -------
           DRUG RETAIL (0.8%)
 14,700    CVS Corp.                                                         367
                                                                         -------
           ELECTRIC UTILITIES (2.2%)
 16,300    CINergy Corp.                                                     550
  9,800    Exelon Corp.                                                      517
                                                                         -------
                                                                           1,067
                                                                         -------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
 30,900    Sanmina-SCI Corp.*                                                138
 10,200    Symbol Technologies, Inc.                                          84
 17,300    Waters Corp.*                                                     377
                                                                         -------
                                                                             599
                                                                         -------
           ENVIRONMENTAL SERVICES (0.7%)
 14,400    Waste Management, Inc.                                            330
                                                                         -------
           FOOD RETAIL (1.1%)
 22,400    Safeway, Inc.*                                                    523
                                                                         -------
           GENERAL MERCHANDISE STORES (1.7%)
 16,800    Wal-Mart Stores, Inc.                                             849
                                                                         -------
           HEALTH CARE DISTRIBUTORS & SERVICES (1.5%)
  4,000    Henry Schein, Inc.*                                               180
 22,700    Laboratory Corp. of America Holdings*                             528
                                                                         -------
                                                                             708
                                                                         -------
           HEALTH CARE EQUIPMENT (0.9%)
 14,100    Guidant Corp.*                                                    435
                                                                         -------
           HEALTH CARE FACILITIES (1.3%)
  8,200    HCA, Inc.                                                         340
  1,900    Tenet Healthcare Corp.*                                            31
  8,200    Triad Hospitals, Inc.*                                            245
                                                                         -------
                                                                             616
                                                                         -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
 NUMBER                                                                   VALUE
OF SHARES                 SECURITY                                        (000)
---------                 --------                                       -------


           HEALTH CARE SUPPLIES (0.5%)
  9,000    Edwards Lifesciences Corp.*                                   $   229
                                                                         -------
           HOME FURNISHINGS (0.5%)
  4,050    Mohawk Industries, Inc.*                                          231
                                                                         -------
           HOME IMPROVEMENT RETAIL (1.1%)
 21,900    Home Depot, Inc.                                                  525
                                                                         -------
           HOMEBUILDING (0.5%)
 13,400    D.R. Horton, Inc.                                                 233
                                                                         -------
           HOUSEHOLD PRODUCTS (1.2%)
 12,200    Kimberly-Clark Corp.                                              579
                                                                         -------
           INDUSTRIAL CONGLOMERATES (3.5%)
  4,200    3M Co.                                                            518
 48,000    General Electric Co.                                            1,169
                                                                         -------
                                                                           1,687
                                                                         -------
           INDUSTRIAL MACHINERY (0.6%)
  4,800    ITT Industries, Inc.                                              291
                                                                         -------
           INFORMATION TECHNOLOGY CONSULTING & SERVICES (2.6%)
 31,400    Accenture Ltd. "A"*                                               565
  6,150    Manhattan Associates, Inc.*                                       146
 24,000    SunGard Data Systems, Inc.*                                       565
                                                                         -------
                                                                           1,276
                                                                         -------
           INSURANCE BROKERS (1.9%)
  7,300    Arthur J. Gallagher & Co.                                         215
 15,000    Marsh & McLennan Companies, Inc.                                  693
                                                                         -------
                                                                             908
                                                                         -------
           INTEGRATED OIL & GAS (3.8%)
  8,500    ChevronTexaco Corp.                                               565
 36,100    Exxon Mobil Corp.                                               1,261
                                                                         -------
                                                                           1,826
                                                                         -------
           INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
 32,000    SBC Communications, Inc.                                          868
                                                                         -------
           LEISURE PRODUCTS (0.3%)
  2,580    Polaris Industries, Inc.                                          151
                                                                         -------
           MANAGED HEALTH CARE (0.8%)
  3,540    Anthem, Inc.*                                                     222
 10,200    Caremark Rx, Inc.*                                                166
                                                                         -------
                                                                             388
                                                                         -------
           METAL & GLASS CONTAINERS (0.6%)
 13,900    Pactiv Corp.*                                                     304
                                                                         -------
           MOVIES & ENTERTAINMENT (1.2%)
 45,800    AOL Time Warner, Inc.*                                            600
                                                                         -------
           MULTI-LINE INSURANCE (2.5%)
 21,162    American International Group, Inc.                              1,224
                                                                         -------
           NETWORKING EQUIPMENT (1.2%)
 44,400    Cisco Systems, Inc.*                                              582
                                                                         -------
           OIL & GAS EQUIPMENT & SERVICES (0.9%)
 10,600    Schlumberger Ltd.                                                 446
                                                                         -------
           OIL & GAS EXPLORATION & PRODUCTION (1.8%)
 22,000    Chesapeake Energy Corp.                                           170
 14,400    EOG Resources, Inc.                                               575
 15,700    Swift Energy Co.*                                                 152
                                                                         -------
                                                                             897
                                                                         -------
           PACKAGED FOODS & MEAT (0.5%)
  4,700    General Mills, Inc.                                               221
                                                                         -------
           PAPER PACKAGING (0.6%)
 17,700    Smurfit-Stone Container Corp.*                                    272
                                                                         -------
           PAPER PRODUCTS (0.8%)
 10,700    International Paper Co.                                           374
                                                                         -------
           PERSONAL PRODUCTS (1.1%)
 17,600    Gillette Co.                                                      534
                                                                         -------
           PHARMACEUTICALS (9.4%)
 19,100    Abbott Laboratories                                               764
  9,900    Eli Lilly & Co.                                                   629
  9,700    King Pharmaceuticals, Inc.*                                       167
 28,600    Pfizer, Inc.                                                      874
 18,315    Pharmacia Corp.                                                   765
 23,900    Schering-Plough Corp.                                             530
  7,700    Watson Pharmaceuticals, Inc.*                                     218
 16,600    Wyeth                                                             621
                                                                         -------
                                                                           4,568
                                                                         -------
           PROPERTY & CASUALTY INSURANCE (1.2%)
  3,450    Ambac Financial Group, Inc.                                       194
  2,000    MBIA, Inc.                                                         88
  9,300    St. Paul Companies, Inc.                                          316
                                                                         -------
                                                                             598
                                                                         -------
           PUBLISHING (1.2%)
  7,800    Gannett Co., Inc.                                                 560
                                                                         -------
           RESTAURANTS (1.9%)
  8,600    Brinker International, Inc.*                                      277
  3,400    CEC Entertainment, Inc.*                                          104
  8,400    Darden Restaurants, Inc.                                          172
 22,300    McDonald's Corp.                                                  359
                                                                         -------
                                                                             912
                                                                         -------
           SEMICONDUCTOR EQUIPMENT (0.5%)
  3,300    Cabot Microelectronics Corp.*                                     156
  2,800    Novellus Systems, Inc.*                                            78
                                                                         -------
                                                                             234
                                                                         -------
           SEMICONDUCTORS (2.8%)
 11,900    Fairchild Semiconductor International, Inc. "A"*                  127
 37,100    Intel Corp.                                                       578
 17,700    International Rectifier Corp.*                                    327
  7,400    Lattice Semiconductor Corp.*                                       65
 18,000    Texas Instruments, Inc.                                           270
                                                                         -------
                                                                           1,367
                                                                         -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
 NUMBER                                                                   VALUE
OF SHARES                 SECURITY                                        (000)
---------                 --------                                       -------
           SOFT DRINKS (1.4%)
  2,900    Pepsi Bottling Group, Inc.                                    $    75
 14,500    PepsiCo, Inc.                                                     612
                                                                         -------
                                                                             687
                                                                         -------
           SPECIALTY STORES (0.7%)
  7,200    Linens 'n Things, Inc.*                                           163
  5,650    Michaels Stores, Inc.*                                            177
                                                                         -------
                                                                             340
                                                                         -------
           SYSTEMS SOFTWARE (3.9%)
 29,600    Microsoft Corp.*                                                1,530
 34,400    Oracle Corp.*                                                     372
                                                                         -------
                                                                           1,902
                                                                         -------
           TELECOMMUNICATION EQUIPMENT (0.4%)
  7,700    Comverse Technology, Inc.*                                         77
 10,100    Tekelec, Inc.*                                                    106
                                                                         -------
                                                                             183
                                                                         -------
           WIRELESS TELECOMMUNICATION SERVICES (0.5%)
 20,600    Nextel Communications, Inc. "A"*                                  237
                                                                         -------
           Total common stocks (cost: $49,546)                            47,830
                                                                         -------
           MONEY MARKET INSTRUMENTS (1.4%)

560,617    SSgA Prime Money Market Fund, 1.31%(a)                            561
125,188    AIM Short-Term Investment Company
             Liquid Asset Portfolio, 1.34%(a), (g)                           125
                                                                         -------
           Total money market instruments (cost: $686)                       686
                                                                         -------
           Total investments (cost: $50,232)                             $48,516
                                                                         =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                             December 31, 2002
--------------------------------------------------------------------------------

PRINCIPAL                                                     COUPON OR                     MARKET
 AMOUNT                                                        DISCOUNT                      VALUE
  (000)                    SECURITY                              RATE        MATURITY        (000)
---------                  --------                           ---------      --------      --------
            CORPORATE OBLIGATIONS (26.5%)

$    300    Caliber Systems, Inc., Notes                        7.80%       8/01/2006      $    343
     500    Clorox Co., Notes                                   6.13        2/01/2011           551
     300    Comcast Cable Communications, Inc.,
              Senior Notes                                      6.88        6/15/2009           320
     500    First Union Corp., Subordinated Notes               7.50        7/15/2006           566
   1,000    Household Finance Corp., Notes                      6.38       10/15/2011         1,047
     500    Kellogg Co., Series B, Notes                        6.60        4/01/2011           564
     500    Pan Pacific Retail Properties, Inc., Notes          7.95        4/15/2011           570
     500    Phillips Petroleum Co., Notes                       8.75        5/25/2010           627
   1,000    SLM Corp., Notes                                    5.38        1/15/2013         1,033
     200    TECO Energy, Inc., Notes                            7.00        5/01/2012           168
     500    Tennessee Gas Pipeline Co., Debentures              7.00        3/15/2027(b)        455
     125    TriNet Corporate Realty Trust, Inc., Dealer
              Remarketed Securities                             6.75        3/01/2003           125
     500    Washington Mutual, Inc.,
              Subordinated Notes                                8.25        4/01/2010           596
                                                                                           --------
            Total corporate obligations (cost: $6,292)                                        6,965
                                                                                           --------

            ASSET-BACKED SECURITY (5.9%)

   1,000    American Airlines, Pass-Through
              Certificates, Series 2001-2, Class A-2            7.86       10/01/2011           971
     500    Delta Air Lines, Inc., Enhanced Equipment
              Trust, Pass-Through Certificates,
              Series 2001-1, Class A-2                          7.11        9/18/2011           494
      69    Nissan Auto, Series 2002B, Class A-1                2.09        5/09/2003            69
                                                                                           --------
            Total asset-backed securities (cost: $1,559)                                      1,534
                                                                                           --------

            U.S. GOVERNMENT & AGENCY ISSUES (55.6%)

            FANNIE MAE (17.7%)
     700    4.37%, 9/15/2012, Debentures                                                        703
   1,320    6.50%, 4/01/2031 - 2/01/2032, Mortgage-backed                                     1,376
   1,140    6.63%, 10/15/2007, Debentures                                                     1,321
   1,184    7.00%, 12/18/2014 - 10/01/2026, Mortgage-backed                                   1,244
                                                                                           --------
                                                                                              4,644
                                                                                           --------
            GOVERNMENT NATIONAL MORTGAGE ASSN. (26.4%)
   1,500    5.50%, 1/01/2032(f)                                                               1,538
   1,875    6.00%, 4/15/2028                                                                  1,965
   1,668    6.50%, 8/20/2031                                                                  1,742
   1,591    7.00%, 6/15/2029 - 4/15/2032                                                      1,688
                                                                                           --------
                                                                                              6,933
                                                                                           --------
            U.S. TREASURY BOND (3.7%)
     940    5.25%, 11/15/2028                                                                   982
                                                                                           --------

PRINCIPAL                                                                                   MARKET
 AMOUNT                                                                                      VALUE
 (000)                         SECURITY                                                      (000)
---------                      --------                                                    --------
            U.S. TREASURY INFLATION INDEXED NOTES (7.8%)
$  1,008    3.00%, 7/15/2012                                                               $  1,072
     406    3.50%, 1/15/2011                                                                    446
     470    3.875%, 1/15/2009                                                                   524
                                                                                           --------
                                                                                              2,042
                                                                                           --------
            Total U.S. government & agency issues (cost: $13,909)                            14,601
                                                                                           --------

  NUMBER
OF SHARES
---------

            PREFERRED STOCKS (4.9%)

   6,545    CarrAmerica Realty Corp. depositary shares
              "B", 8.57% cumulative redeemable                                                  165
   7,000    Equity Office Properties Trust depositary
              shares "G", 7.75% cumulative redeemable                                           179
  12,000    Equity Residential Properties Trust depositary
              shares "C", 9.125% cumulative redeemable                                          324
   6,000    Post Properties, Inc. "A", 8.50% cumulative
              redeemable                                                                        310
   6,000    Prologis Trust, Inc. "C", 8.54% cumulative
              redeemable                                                                        317
                                                                                           --------
            Total preferred stocks (cost: $1,236)                                             1,295
                                                                                           --------

PRINCIPAL
 AMOUNT
 (000)
---------

            MONEY MARKET INSTRUMENTS (11.9%)

$    800    Cinergy Corp., CP, 1.70%, 1/06/2003(c), (d)                                         800
   1,000    Ford Motor Credit, CP, 1.96%, 1/22/2003                                             999
     800    Lincoln County Environmental Improvement RB,
              2.70%, 11/01/2025(e)                                                              800
     228    UBS Finance, Inc., CP, 1.20%, 1/02/2003                                             228
     303    Wheels, Inc., CP, 1.60%, 1/06/2003(c), (d)                                          303
                                                                                           --------
            Total money market instruments (cost: $3,130)                                     3,130
                                                                                           --------
            Total investments (cost: $26,126)                                              $ 27,525
                                                                                           ========

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                       PORTFOLIO SUMMARY BY CONCENTRATION

                                                                        % of
                                                                      Net Assets
                                                                      ----------
U.S. Government                                                         55.6%

Consumer Finance                                                         7.8

Real Estate Investment Trusts                                            7.6

Electric Utilities                                                       6.7

Airlines                                                                 5.6

Banks                                                                    5.3

Diversified Financial Services                                           5.1

Integrated Oil and Gas                                                   2.4

Household Products                                                       2.1

Packaged Foods & Meat                                                    2.1

Gas Utilities                                                            1.7

Air Freight & Logistics                                                  1.3

Broadcasting and Cable TV                                                1.2

Other                                                                    0.3
                                                                       -----
Total                                                                  104.8%
                                                                       =====

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                             December 31, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
 NUMBER                                                                   VALUE
OF SHARES                 SECURITY                                        (000)
---------                 --------                                       -------
           FOREIGN STOCKS (62.4%)

           AUSTRALIA (3.2%)
 41,774    News Corp. Ltd.                                               $   270
 78,369    QBE Insurance Group Ltd.                                          359
                                                                         -------
                                                                             629
                                                                         -------
           CANADA (2.6%)
 12,800    BCE, Inc.                                                         231
  2,486    Canadian National Railway Co.                                     103
  3,800    Canadian Natural Resources Ltd.                                   113
  2,000    Talisman Energy, Inc.                                              72
                                                                         -------
                                                                             519
                                                                         -------
           FINLAND (0.8%)
 10,500    Nokia Corp. ADR                                                   163
                                                                         -------
           FRANCE (9.5%)
  5,275    Aventis S.A.                                                      286
  6,300    Bouygues S.A.                                                     176
  3,100    Cap Gemini S.A.                                                    71
  4,700    Carrefour S.A.                                                    209
  3,100    L'Air Liquide S.A.                                                409
  5,400    Sanofi-Synthelabo S.A.                                            330
    800    Total Fina Elf S.A.                                               114
  4,107    Total Fina Elf S.A. ADR                                           294
                                                                         -------
                                                                           1,889
                                                                         -------
           GERMANY (1.7%)
  4,700    Bayerische Motoren Werke AG                                       142
  5,600    Linde AG                                                          206
                                                                         -------
                                                                             348
                                                                         -------
           IRELAND (0.7%)
 13,300    Irish Life & Permanent plc                                        143
                                                                         -------
           ITALY (0.6%)
 32,000    Snam Rete Gas S.p.A.                                              109
                                                                         -------
           JAPAN (6.4%)
  6,000    Canon, Inc.                                                       226
 19,900    Chugai Pharmaceutical Co. Ltd.                                    189
  4,900    Credit Saison Co. Ltd.                                             83
  5,900    Honda Motor Co. Ltd.                                              218
 21,000    Nissan Motor Co. Ltd.                                             164
  4,000    Ono Pharmaceutical Co. Ltd.                                       121
 15,000    Shiseido Co. Ltd.                                                 195
  7,000    Tokyo Broadcasting System Ltd.                                     88
                                                                         -------
                                                                           1,284
                                                                         -------
           KOREA (0.4%)
    290    Samsung Electronics Co. Ltd.                                       77
                                                                         -------
           MEXICO (0.4%)
  4,100    Coca Cola Femsa S.A. de C.V. ADR                                   73
                                                                         -------
           NETHERLANDS (7.1%)
 10,300    Akzo Nobel N.V.                                                   327
 33,100    Reed Elsevier N.V.                                                404
  8,000    STMicroelectronics N.V.                                           157
  7,300    Unilever N.V. ADR                                                 448
  8,100    Vodafone Libertel N.V. *                                           86
                                                                         -------
                                                                           1,422
                                                                         -------
           SINGAPORE (1.2%)
 22,000    DBS Group Holdings Ltd.                                           140
    613    Haw Par Corp. Ltd.                                                  1
 15,000    United Overseas Bank Ltd.                                         102
                                                                         -------
                                                                             243
                                                                         -------
           SPAIN (3.3%)
 10,800    Gas Natural SDG S.A.                                              205
 17,300    Iberdrola S.A.                                                    242
 24,200    Telefonica S.A. *                                                 216
                                                                         -------
                                                                             663
                                                                         -------
           SWEDEN (0.3%)
  4,600    SAAB AB "B"                                                        51
                                                                         -------
           SWITZERLAND (7.2%)
  6,900    Novartis AG                                                       252
 13,441    Syngenta AG                                                       778
    380    Synthes-Stratec, Inc.                                             233
  3,769    UBS AG                                                            183
                                                                         -------
                                                                           1,446
                                                                         -------
           UNITED KINGDOM (17.0%)
 11,500    ACE Ltd.                                                          337
 21,200    BOC Group plc                                                     303
 32,500    BP plc                                                            223
 16,900    British Sky Broadcasting Group plc *                              174
  5,900    Capital Radio plc                                                  48
 63,100    Diageo plc                                                        686
 10,100    GlaxoSmithKline plc                                               194
117,600    Granada plc                                                       151
 14,600    Next plc                                                          173
 25,500    Reckitt Benckiser plc                                             495
 10,740    Royal Bank Scotland Group plc                                     257
128,000    Vodafone Group plc                                                233
 33,300    William Hill plc                                                  122
                                                                         -------
                                                                           3,396
                                                                         -------
           Total foreign stocks (cost: $12,118)                           12,455
                                                                         -------

           DOMESTIC STOCKS (36.3%)

           AIR FREIGHT & LOGISTICS (0.9%)
  3,200    FedEx Corp.                                                       173
                                                                         -------
           BANKS (1.8%)
  6,100    SouthTrust Corp.                                                  152
  3,500    SunTrust Banks, Inc.                                              199
                                                                         -------
                                                                             351
                                                                         -------
           COMPUTER HARDWARE (1.8%)
 10,400    Hewlett-Packard Co.                                               181
  2,300    IBM Corp.                                                         178
                                                                         -------
                                                                             359
                                                                         -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
 NUMBER                                                                   VALUE
OF SHARES                 SECURITY                                        (000)
---------                 --------                                       -------
           DIVERSIFIED COMMERCIAL SERVICES (0.9%)
  7,700    ARAMARK Corp. "B" *                                           $   181
                                                                         -------
           DIVERSIFIED FINANCIAL SERVICES (2.6%)
  5,700    Citigroup, Inc.                                                   201
  2,300    Goldman Sachs Group, Inc.                                         157
  4,200    Merrill Lynch & Co., Inc.                                         159
                                                                         -------
                                                                             517
                                                                         -------
           FOOD RETAIL (0.8%)
  7,300    Safeway, Inc. *                                                   171
                                                                         -------
           FOOTWEAR (1.0%)
  4,400    Nike, Inc. "B"                                                    196
                                                                         -------
           HEALTH CARE DISTRIBUTORS & SERVICES (1.6%)
  6,300    IMS Health, Inc.                                                  101
  7,000    Lincare Holdings, Inc. *                                          221
                                                                         -------
                                                                             322
                                                                         -------
           HEALTH CARE EQUIPMENT (0.9%)
  5,600    Guidant Corp. *                                                   173
                                                                         -------
           HOME IMPROVEMENT RETAIL (1.2%)
 10,400    Home Depot, Inc.                                                  249
                                                                         -------
           INDUSTRIAL GASES (3.3%)
  4,700    Air Products & Chemicals, Inc.                                    201
  8,100    Praxair, Inc.                                                     468
                                                                         -------
                                                                             669
                                                                         -------
           INTEGRATED OIL & GAS (0.5%)
  2,151    ConocoPhillips                                                    104
                                                                         -------
           INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
  1,580    AT&T Corp.                                                         41
  7,700    BellSouth Corp.                                                   199
  3,000    SBC Communications, Inc.                                           82
                                                                         -------
                                                                             322
                                                                         -------
           LIFE & HEALTH INSURANCE (1.0%)
  7,100    MetLife, Inc.                                                     192
                                                                         -------
           MANAGED HEALTH CARE (0.6%)
  2,900    CIGNA Corp.                                                       119
                                                                         -------
           MOVIES & ENTERTAINMENT (2.7%)
 18,600    AOL Time Warner, Inc. *                                           244
  7,200    Viacom, Inc. "B" *                                                293
                                                                         -------
                                                                             537
                                                                         -------
           PACKAGED FOODS & MEAT (1.4%)
  2,900    J. M. Smucker Co.                                                 116
  5,000    Kellogg Co.                                                       171
                                                                         -------
                                                                             287
                                                                         -------
           PERSONAL PRODUCTS (0.6%)
  2,500    Alberto-Culver Co. "B"                                            126
                                                                         -------
           PHARMACEUTICALS (4.1%)
  3,200    Eli Lilly & Co.                                                   203
  3,700    Johnson & Johnson, Inc.                                           199
  3,700    Merck & Co., Inc.                                                 209
  6,700    Pfizer, Inc.                                                      205
                                                                         -------
                                                                             816
                                                                         -------
           PROPERTY & CASUALTY INSURANCE (2.8%)
  5,300    Allstate Corp.                                                    196
  5,800    Safeco Corp.                                                      201
  4,500    St. Paul Companies, Inc.                                          153
                                                                         -------
                                                                             550
                                                                         -------
           RESTAURANTS (1.2%)
 10,300    Yum! Brands, Inc. *                                               249
                                                                         -------
           SOFT DRINKS (1.4%)
  6,600    PepsiCo, Inc.                                                     279
                                                                         -------
           SYSTEMS SOFTWARE (1.6%)
  2,800    Microsoft Corp. *                                                 145
 15,400    Oracle Corp. *                                                    166
                                                                         -------
                                                                             311
                                                                         -------
           Total domestic stocks (cost: $7,710)                            7,253
                                                                         -------

PRINCIPAL
 AMOUNT
 (000)
---------

           MONEY MARKET INSTRUMENT (1.1%)

 $  217    Freddie Mac, DN, 1.23%, 1/02/2003
             (cost: $217)                                                    217
                                                                         -------
           Total investments (cost: $20,045)                             $19,925
                                                                         =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2002
--------------------------------------------------------------------------------

                       PORTFOLIO SUMMARY BY CONCENTRATION

                                                                        % of
                                                                      Net Assets
                                                                      ----------
Pharmaceuticals                                                         11.0%

Industrial Gases                                                         6.4

Property & Casualty Insurance                                            6.2

Banks                                                                    5.2

Movies & Entertainment                                                   4.3

Integrated Telecommunication Services                                    3.9

Specialty Chemicals                                                      3.9

Diversified Financial Services                                           3.7

Packaged Foods & Meat                                                    3.7

Distillers & Vintners                                                    3.4

Diversified Chemicals                                                    3.2

Automobile Manufacturers                                                 2.6

Oil & Gas Exploration & Production                                       2.6

Household Products                                                       2.5

Broadcasting & Cable TV                                                  2.1

Health Care Equipment                                                    2.0

Integrated Oil & Gas                                                     2.0

Publishing                                                               2.0

Food Retail                                                              1.9

Computer Hardware                                                        1.8

Soft Drinks                                                              1.8

Health Care Distributors & Services                                      1.6

Personal Products                                                        1.6

Systems Software                                                         1.6

Wireless Telecommunication Services                                      1.6

Electric Utilities                                                       1.2

Home Improvement Retail                                                  1.2

Restaurants                                                              1.2

Electronic Equipment & Instruments                                       1.1

U.S. Government                                                          1.1

Footwear                                                                 1.0

Gas Utilities                                                            1.0

Life & Health Insurance                                                  1.0

Other                                                                    8.4
                                                                        ----
Total                                                                   99.8%
                                                                        ====

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          December 31, 2002
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets and, in total, may not equal 100%.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

TREASURY INFLATION INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities in the event of sustained deflation or a drop in prices.

SPECIFIC NOTES

(a) The rate shown is the money market fund annualized seven-day yield at December 31, 2002.

(b) Security has a mandatory put effective March 15, 2007, which shortens its effective maturity date.

(c) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to qualified institutional buyers as defined by Rule 144A, and as such has been deemed by the Manager to be liquid under guidelines approved by the Trust's Board of Trustees.

(d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Trustees.

(e) Variable rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

(f) At December 31, 2002, the cost of securities purchased on a when-issued basis for the USAA Life Income Fund was $1,508,000.

(g) Investment was purchased with the cash collateral proceeds received from securities loans.

* Non-income-producing security for the year ended December 31, 2002.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CP             Commercial Paper
-----------------------------------
DN             Discount Note
-----------------------------------
RB             Revenue bond
-----------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
     (In Thousands, Except Per Share Data)                December 31, 2002
--------------------------------------------------------------------------------

                                                       USAA LIFE     USAA LIFE     USAA LIFE    USAA LIFE    USAA LIFE
                                                       AGGRESSIVE   DIVERSIFIED   GROWTH AND      INCOME    WORLD GROWTH
                                                      GROWTH FUND   ASSETS FUND   INCOME FUND      FUND         FUND
                                                      -----------   -----------   -----------   ---------   ------------
ASSETS
   Investments in securities, at market value *
     (identified cost of $16,326, $39,442, $50,232,
     $26,126, and $20,045, respectively)              $    15,762   $    38,834   $    48,516   $  27,525   $     19,925
   Cash                                                        36             -             1           -              -
   Cash denominated in foreign currencies
     (identified cost of $4)                                    -             -             -           -              4
   Receivables:
     Capital shares sold                                       10            19             -          11              1
     Dividends and interest                                     3           224            55         250             48
     Securities sold                                           99             9            29           -              -
     USAA Life                                                  1             1             -           3              1
                                                      -----------   -----------   -----------   ---------   ------------
        Total assets                                       15,911        39,087        48,601      27,789         19,979
                                                      -----------   -----------   -----------   ---------   ------------
LIABILITIES
   Payable upon return of securities loaned                     -             -           126           -              -
   Securities purchased (when-issued securities of
     $0, $0, $0, $1,508, and $0, respectively)                 33            25            50       1,508              -
   Capital shares redeemed                                     12            21            19           -              7
   Accrued advisory fees                                        2             -             5           8              -
   Accrued administrative fees                                  3             -             3           2              -
   Bank overdraft                                               -            44             -           -              -
   Accounts payable and accrued expenses                       20            21            23          19             13
                                                      -----------   -----------   -----------   ---------   ------------
     Total liabilities                                         70           111           226       1,537             20
                                                      -----------   -----------   -----------   ---------   ------------
        Net assets applicable to capital
          shares outstanding                          $    15,841   $    38,976   $    48,375   $  26,252   $     19,959
                                                      ===========   ===========   ===========   =========   ============
NET ASSETS CONSIST OF:
   Paid-in capital                                    $    19,404   $    41,461   $    47,641   $  25,373   $     22,406
   Accumulated undistributed net
     investment income                                          -         1,358           685       1,349             25
   Accumulated net realized gain (loss)
     on investments                                        (2,999)       (3,235)        1,765      (1,869)        (2,354)
   Net unrealized appreciation (depreciation)
     of investments                                          (564)         (608)       (1,716)      1,399           (120)
   Net unrealized appreciation
     on foreign currency translations                           -             -             -           -              2
                                                      -----------   -----------   -----------   ---------   ------------
        Net assets applicable to
          capital shares outstanding                  $    15,841   $    38,976   $    48,375   $  26,252   $     19,959
                                                      ===========   ===========   ===========   =========   ============
   Capital shares outstanding, unlimited
     number of shares authorized, no par value              1,445         3,668         3,755       2,435          2,171
                                                      ===========   ===========   ===========   =========   ============
        Net asset value, redemption price,
          and offering price per share                $     10.96   $     10.63   $     12.88   $   10.78   $       9.19
                                                      ===========   ===========   ===========   =========   ============
   * Including securities on loan of:                 $         -   $         -   $        94   $       -   $          -
                                                      ===========   ===========   ===========   =========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
     (In Thousands)                           Year ended December 31, 2002
--------------------------------------------------------------------------------

                                                     USAA LIFE     USAA LIFE     USAA LIFE    USAA LIFE    USAA LIFE
                                                     AGGRESSIVE   DIVERSIFIED   GROWTH AND      INCOME    WORLD GROWTH
                                                    GROWTH FUND   ASSETS FUND   INCOME FUND      FUND         FUND
                                                    -----------   -----------   -----------   ---------   ------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of foreign taxes withheld of
       $1, $1, $0, $0, and $43, respectively)       $        62   $       366   $       866   $     101   $        389
    Interest                                                  8         1,137            23       1,288              3
    Fees from securities loaned                               1             -             2           -              1
                                                    -----------   -----------   -----------   ---------   ------------
      Total income                                           71         1,503           891       1,389            393
                                                    -----------   -----------   -----------   ---------   ------------
  Expenses:
    Advisory fees                                           100            86           118          46             50
    Administrative fees                                      53            59            50          49            111
    Custodian's fees                                         38            54            46          25            119
    Shareholder reporting fees                                7            11            18           6              5
    Trustees' fees                                            7             7             7           7              7
    Professional fees                                        30            31            31          30             46
    Other                                                     1             2             2           1              1
                                                    -----------   -----------   -----------   ---------   ------------
      Total expenses                                        236           250           272         164            339
    Expenses reimbursed                                     (95)          (98)          (66)        (83)          (194)
    Expenses paid indirectly                                 (1)           (1)            -          (3)            (1)
                                                    -----------   -----------   -----------   ---------   ------------
      Net expenses                                          140           151           206          78            144
                                                    -----------   -----------   -----------   ---------   ------------
        Net investment income (loss)                        (69)        1,352           685       1,311            249
                                                    -----------   -----------   -----------   ---------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments                                          (2,506)       (3,229)        1,778        (597)        (1,072)
    Foreign currency transactions                             -             -             -           -            (13)
  Change in net unrealized appreciation/
     depreciation of:
      Investments                                        (5,013)       (3,848)      (17,288)      1,077         (2,932)
      Foreign currency translations                           -             -             -           -              4
                                                    -----------   -----------   -----------   ---------   ------------
        Net realized and unrealized gain (loss)          (7,519)       (7,077)      (15,510)        480         (4,013)
                                                    -----------   -----------   -----------   ---------   ------------
Increase (decrease) in net assets resulting
   from operations                                  $    (7,588)  $    (5,725)  $   (14,825)  $   1,791   $     (3,764)
                                                    ===========   ===========   ===========   =========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
     (In Thousands)                           Years ended December 31,
--------------------------------------------------------------------------------

                                                                     USAA LIFE                      USAA LIFE
                                                              AGGRESSIVE GROWTH FUND         DIVERSIFIED ASSETS FUND
                                                             ------------------------       -------------------------
                                                                2002           2001           2002             2001
                                                             ---------      ---------       --------        ---------
From operations:
   Net investment income (loss)                              $     (69)     $    (107)      $  1,352        $   1,250
   Net realized gain (loss) on:
     Investments                                                (2,506)         1,299         (3,229)           2,370
   Change in net unrealized appreciation/depreciation of:
      Investments                                               (5,013)       (13,093)        (3,848)           1,056
                                                             ---------      ---------       --------        ---------
       Increase (decrease) in net assets
          resulting from operations                             (7,588)       (11,901)        (5,725)           4,676
                                                             ---------      ---------       --------        ---------
Distributions to shareholders from:
   Net investment income                                             -              -         (1,248)          (1,287)
                                                             ---------      ---------       --------        ---------
   Net realized gains                                                -            (12)        (2,364)          (3,139)
                                                             ---------      ---------       --------        ---------
From capital share transactions:
   Proceeds from shares sold                                     1,971          4,556          9,286            6,613
   Dividend reinvestments                                            -             12          3,612            4,426
   Cost of shares redeemed                                      (4,346)       (36,093)        (7,448)          (2,036)
                                                             ---------      ---------       --------        ---------
       Increase (decrease) in net assets from
          capital share transactions                            (2,375)       (31,525)         5,450            9,003
                                                             ---------      ---------       --------        ---------
Net increase (decrease) from net assets                         (9,963)       (43,438)        (3,887)           9,253
Net assets:
   Beginning of period                                          25,804         69,242         42,863           33,610
                                                             ---------      ---------       --------        ---------
   End of period                                             $  15,841      $  25,804       $ 38,976        $  42,863
                                                             =========      =========       ========        =========
Accumulated undistributed net investment income:
   End of period                                             $       -      $       -       $  1,358        $   1,248
                                                             =========      =========       ========        =========
Change in shares outstanding:
   Shares sold                                                     153            276            749              515
   Shares issued for dividends reinvested                            -              1            303              346
   Shares redeemed                                                (339)        (1,996)          (692)            (158)
                                                             ---------      ---------       --------        ---------
     Increase (decrease) in shares outstanding                    (186)        (1,719)           360              703
                                                             =========      =========       ========        =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
     (In Thousands)                           Years ended December 31,
--------------------------------------------------------------------------------

                                                   USAA LIFE                 USAA LIFE                  USAA LIFE
                                            GROWTH AND INCOME FUND          INCOME FUND             WORLD GROWTH FUND
                                           ------------------------   ------------------------   ------------------------
                                              2002          2001         2002          2001         2002          2001
                                           ----------    ----------   ----------    ----------   ----------    ----------
From operations:
  Net investment income                    $      685    $      960   $    1,311    $    1,219   $      249    $      274
  Net realized gain (loss) on:
    Investments                                 1,778         1,756         (597)         (180)      (1,072)         (852)
    Foreign currency translations                   -             -            -             -          (13)          (21)
  Change in net unrealized
     appreciation/depreciation of:
    Investments                               (17,288)       (7,415)       1,077            47       (2,932)       (4,968)
    Foreign currency translations                   -             -            -             -            4           (14)
                                           ----------    ----------   ----------    ----------   ----------    ----------
    Increase (decrease) in net assets
       resulting from operations              (14,825)       (4,699)       1,791         1,086       (3,764)       (5,581)
                                           ----------    ----------   ----------    ----------   ----------    ----------
Distributions to shareholders from:
  Net investment income                          (960)       (1,078)      (1,219)         (894)        (225)         (306)
                                           ----------    ----------   ----------    ----------   ----------    ----------
  Net realized gains                           (1,718)       (3,990)           -             -            -             -
                                           ----------    ----------   ----------    ----------   ----------    ----------
From capital share transactions:
  Proceeds from shares sold                     1,865         4,714        7,180        11,809          472           527
  Dividend reinvestments                        2,678         5,068        1,219           894          225           306
  Cost of shares redeemed                      (9,177)       (7,249)      (5,955)       (3,159)      (1,983)       (2,974)
                                           ----------    ----------   ----------    ----------   ----------    ----------
    Increase (decrease) in net assets
       from capital share transactions         (4,634)        2,533        2,444         9,544       (1,286)       (2,141)
                                           ----------    ----------   ----------    ----------   ----------    ----------
Net increase (decrease) from net assets:      (22,137)       (7,234)       3,016         9,736       (5,275)       (8,028)
Net assets:
    Beginning of period                        70,512        77,746       23,236        13,500       25,234        33,262
                                           ----------    ----------   ----------    ----------   ----------    ----------
    End of period                          $   48,375    $   70,512   $   26,252    $   23,236   $   19,959    $   25,234
                                           ==========    ==========   ==========    ==========   ==========    ==========
Accumulated undistributed net investment
   income:
    End of period                          $      685    $      960   $    1,349    $    1,247   $       25    $       10
                                           ==========    ==========   ==========    ==========   ==========    ==========
Change in shares outstanding:
  Shares sold                                     125           258          686         1,103           45            45
  Shares issued for dividends reinvested          168           270          122            87           24            28
  Shares redeemed                                (664)         (411)        (564)         (294)        (196)         (256)
                                           ----------    ----------   ----------    ----------   ----------    ----------
    Increase (decrease) in shares
       outstanding                               (371)          117          244           896         (127)         (183)
                                           ==========    ==========   ==========    ==========   ==========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                          December 31, 2002
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Primary investment objective of capital growth and secondary investment objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

[1] Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

[2] Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

[3] Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

[4] Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

[5] Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and, if applicable, in consultation with the investment subadviser for a Fund, under valuation procedures approved by the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

[1] Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

[2] Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     (Continued)                                          December 31, 2002
--------------------------------------------------------------------------------

gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss on investments to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. EXPENSES PAID INDIRECTLY - The Trust's custodian bank has agreed to reduce its fees when a Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended December 31, 2002, custodian fee offset arrangements reduced expenses by the following amounts:

USAA Life Aggressive Growth Fund                               $1,000
USAA Life Diversified Assets Fund                               1,000
USAA Life Growth and Income Fund                                    -
USAA Life Income Fund                                           3,000
USAA Life World Growth Fund                                     1,000

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2002, the USAA Life Income Fund had entered into net outstanding when-issued commitments of $1,508,000

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. None of the Funds had any borrowings under this agreement during the year ended December 31, 2002.

3) DISTRIBUTIONS

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications to the statement of assets and liabilities for the following Funds: the USAA LIFE AGGRESSIVE GROWTH FUND to decrease paid-in capital and decrease accumulated undistributed net investment loss by $69,000; the USAA LIFE DIVERSIFIED ASSETS FUND to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $6,000; the USAA LIFE INCOME FUND to decrease paid-in capital by $2,000, increase accumulated undistributed net investment income by $10,000, and increase accumulated undistributed net realized loss on investments by $8,000; and the USAA LIFE WORLD GROWTH FUND to decrease paid-in capital by $36,000, decrease accumulated undistributed net investment income by $9,000 and decrease accumulated net realized loss on investments by $45,000. These reclassifications have no effect on net assets.

Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes, the recognition of gains/losses on commercial mortgage paydown securities as capital gains/losses for tax purposes, and the tax deferral of losses on wash sales.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows (in thousands):

                                  USAA LIFE          USAA LIFE          USAA LIFE        USAA LIFE        USAA LIFE
                                  AGGRESSIVE        DIVERSIFIED         GROWTH AND         INCOME           WORLD
                                 GROWTH FUND        ASSETS FUND        INCOME FUND          FUND         GROWTH FUND
                                 2002   2001        2002    2001       2002    2001     2002   2001     2002      2001
                                 ----   ----        ----    ----       ----    ----     ----   ----     ----      ----
Ordinary income                  $  -   $  -     $ 2,692  $1,287     $  960  $1,350   $1,219  $ 894   $  225     $ 306
Long-term capital gains             -     12         920   3,139      1,718   3,718        -      -        -         -

As of December 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                               USAA LIFE        USAA LIFE        USAA LIFE     USAA LIFE    USAA LIFE
                                              AGGRESSIVE       DIVERSIFIED      GROWTH AND      INCOME        WORLD
                                              GROWTH FUND      ASSETS FUND      INCOME FUND      FUND      GROWTH FUND
                                              -----------      -----------      -----------    ---------   -----------
Undistributed ordinary income                 $     -           $  1,358          $   685      $  1,330      $   25
Undistributed long-term capital gains               -                  -            2,042             -           -
Accumulated capital
   and other losses                            (2,801)            (3,119)            (119)       (1,850)     (2,307)
Unrealized appreciation
   (depreciation)                                (762)              (724)          (1,873)        1,398        (167)

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2002, the Funds had the following capital loss carryovers and post-October deferred capital losses for federal income tax purposes (in thousands):

                                              USAA LIFE        USAA LIFE        USAA LIFE       USAA LIFE      USAA LIFE
                                              AGGRESSIVE      DIVERSIFIED       GROWTH AND       INCOME          WORLD
                                             GROWTH FUND      ASSETS FUND      INCOME FUND        FUND        GROWTH FUND
                                             -----------      -----------      -----------      ---------     -----------
Post-October deferred capital loss          $       -         $     (110)       $   (119)     $       -       $    (308)
Capital loss carryovers                        (2,801)            (3,009)              -          (1,850)        (1,999)
Expiration dates                             2009 - 2010           2010                -       2008 - 2010     2009 - 2010

The post-October deferred capital losses will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire between the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Board of Trustees of the Funds will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2002, were as follows (in thousands):

                                             USAA LIFE            USAA LIFE         USAA LIFE      USAA LIFE     USAA LIFE
                                             AGGRESSIVE          DIVERSIFIED       GROWTH AND        INCOME        WORLD
                                            GROWTH FUND          ASSETS FUND       INCOME FUND        FUND      GROWTH FUND
                                            -----------          -----------       -----------     ----------   -----------
Purchases                                     $52,362             $49,518            $51,363         $12,450      $26,751
Sales/Maturities                              $54,748             $46,531            $56,894         $11,988      $27,306

The cost of securities at December 31, 2002, for federal income tax purposes, was as follows (in thousands):

                                              USAA LIFE           USAA LIFE         USAA LIFE      USAA LIFE     USAA LIFE
                                             AGGRESSIVE          DIVERSIFIED       GROWTH AND        INCOME        WORLD
                                            GROWTH FUND          ASSETS FUND       INCOME FUND        FUND      GROWTH FUND
                                            -----------          -----------       -----------     ----------   -----------
                                              $16,524             $39,558            $50,389         $26,127      $20,092

Gross unrealized appreciation and depreciation of investments as of December 31, 2002, for federal income tax purposes, were as follows (in thousands):

                                              USAA LIFE        USAA LIFE         USAA LIFE      USAA LIFE     USAA LIFE
                                             AGGRESSIVE       DIVERSIFIED       GROWTH AND        INCOME        WORLD
                                            GROWTH FUND       ASSETS FUND       INCOME FUND        FUND      GROWTH FUND
                                            -----------       -----------       -----------     ----------   -----------
Appreciation                                $   540           $  1,835          $   4,390       $   1,431    $   1,370
Depreciation                                 (1,302)            (2,559)            (6,263)           ( 33)      (1,537)
                                            -------           --------          ---------       ---------    ---------
Net                                         $  (762)          $   (724)         $  (1,873)      $   1,398    $    (167)
                                            =======           ========          =========       =========    =========

5) FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Growth and Income Fund, and the USAA Life World Growth Fund currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counter party to meet the terms of the contract and the Funds foregoing the opportunity for potential profit. None of the Funds had any open currency contracts at December 31, 2002.

6) LENDING OF PORTFOLIO SECURITIES

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of December 31, 2002, the USAA Life Growth and Income Fund loaned securities having a fair market value of approximately $94,000 and received cash collateral of $126,000 for the loans. Of this amount, $125,000 was invested in securities, as noted in the portfolio of investments, and $1,000 remained in cash.

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO carries out the Funds' investment policies, directly manages the non-equity portions of the

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

Funds' assets, and provides portfolio management oversight of the Funds' assets managed by subadvisers. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. Prior to November 1, 2002, the advisory fee for the USAA Life World Growth Fund was 0.20% of the Fund's monthly average net assets. For the year ended December 31, 2002, the Funds paid USAA IMCO the following management fees, excluding expense reimbursements:

USAA Life Aggressive Growth Fund        $ 100,000
USAA Life Diversified Assets Fund          86,000
USAA Life Growth and Income Fund          118,000
USAA Life Income Fund                      46,000
USAA Life World Growth Fund                50,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO). USAA IMCO (not the Funds) pays each subadviser a subadvisory fee.

Marisco Capital Management, LLC:
    USAA Life Aggressive Growth Fund

MFS Investment Management:
    USAA Life World Growth Fund

Wellington Management Company, LLP:
    USAA Life Diversified Assets Fund
    USAA Life Growth and Income Fund

C. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and among USAA Life, the Trust, and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Underwriting and Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. Effective May 1, 2003, the Underwriting and Administrative Services Agreement will be replaced by two new agreements, an Underwriting Agreement between the Trust and USAA IMCO, and an Administrative Services Agreement between the Trust and USAA Life. For the year ended December 31, 2002, the Funds paid USAA Life the following administrative fees, excluding expense reimbursements:

USAA Life Aggressive Growth Fund        $ 53,000
USAA Life Diversified Assets Fund         59,000
USAA Life Growth and Income Fund          50,000
USAA Life Income Fund                     49,000
USAA Life World Growth Fund              111,000

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life World Growth Fund, .70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, and .35% of the monthly average net assets of each other
Fund, excluding the effect of any custodian fee offset arrangements. Expenses include advisory and administrative fees discussed above. Effective May 1, 2003, the expense limitations will change to .95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, .75% of the monthly average net assets of the USAA Life Diversified Assets Fund, .60% of the monthly average net assets of the USAA Life Growth and Income Fund, and .65% of the monthly average net assets of the USAA Life Income Fund. For the year ended December 31, 2002, USAA Life reimbursed the Funds in the following amounts for expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund        $ 95,000
USAA Life Diversified Assets Fund         98,000
USAA Life Growth and Income Fund          66,000
USAA Life Income Fund                     83,000
USAA Life World Growth Fund              194,000

E. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - At December 31, 2002, USAA Life owned 721,000 shares (33%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts.

Certain trustees and officers of the Trust are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

G. SECURITY TRANSACTIONS BETWEEN AFFILIATED FUNDS - During the year ended December 31, 2002, security transactions were executed between the funds in the Trust and other affiliated USAA funds at the then current market price with no brokerage commissions incurred. In most cases multiple funds participated as purchasers and sellers in the specific security transactions.

The resulting costs that the funds incurred for transactions in which they were the purchaser, and the resulting gain/loss that the funds incurred for transactions in which they were the seller were as follows:

================================================================================
                                                 COST                 GAIN/LOSS
                                             OF PURCHASES             ON SALES
================================================================================
USAA LIFE AGGRESSIVE GROWTH Fund             $    910,000          $           -
USAA Life Diversified Assets Fund               4,204,000                 10,000
USAA Life Growth & Income Fund                    673,000                211,000
USAA Life Income Fund                           1,060,000                      -
USAA Life World Growth Fund                             -                  8,000
USAA Balanced Strategy Fund                    18,452,000               (532,000)
USAA Cornerstone Strategy Fund                  7,314,000               (885,000)
USAA Growth Fund                                        -                427,000
USAA Growth & Income Fund                      12,046,000                750,000
USAA Growth Strategy Fund                               -                 79,000
USAA Income Fund                                  825,000                      -

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

8)  FINANCIAL HIGHLIGHTS
    PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AS FOLLOWS:

                                                                     USAA LIFE AGGRESSIVE GROWTH FUND
                                                  ===================================================================

                                                                          YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                    2002          2001          2000          1999          1998
                                                  --------      --------      --------      --------      --------
Net asset value at beginning of period            $  15.82      $  20.67      $  25.03      $  13.87      $  11.70
                                                  --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment loss                                (.04)(a)      (.06)(a)      (.05)(a)      (.07)(a)      (.05)(a)
   Net realized and unrealized gain (loss)           (4.82)(a)     (4.78)(a)     (3.81)(a)     13.06(a)       2.39(a)
                                                  --------      --------      --------      --------      --------
Total from investment operations                     (4.86)(a)     (4.84)(a)     (3.86)(a)     12.99(a)       2.34(a)
                                                  --------      --------      --------      --------      --------
Less distributions:
   From realized capital gains                           -          (.01)         (.50)        (1.83)         (.17)
                                                  --------      --------      --------      --------      --------
Net asset value at end of period                  $  10.96      $  15.82      $  20.67      $  25.03      $  13.87
                                                  ========      ========      ========      ========      ========
Total return (%)*                                   (30.72)       (23.44)       (15.43)        94.34         20.14
Net assets at end of period (000)                 $ 15,841      $ 25,804      $ 69,242      $ 58,751      $ 29,201
Ratio of expenses to average net assets (%)**          .70(b)        .70           .70           .70           .70
Ratio of expenses to average net assets
   excluding reimbursements (%)**                     1.18(b)       1.03           .76           .94           .84
Ratio of net investment loss
   to average net assets (%)**                        (.34)         (.33)         (.20)         (.43)         (.41)
Portfolio turnover (%)                              265.66        116.09         23.51         56.63         50.48

                                                                     USAA LIFE DIVERSIFIED ASSETS FUND
                                                  ================================================================

                                                                          YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000          1999          1998
                                                  --------      --------      --------      --------      --------
Net asset value at beginning of period            $  12.96      $  12.90      $  12.41      $  15.07      $  14.48
                                                  --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income                               .32           .42(a,c)      .49           .52           .55
   Net realized and unrealized gain (loss)           (1.69)         1.28(a,c)      .01           .64           .85
                                                  --------      --------      --------      --------      --------
Total from investment operations                     (1.37)         1.70(a,c)      .50          1.16          1.40
                                                  --------      --------      --------      --------      --------
Less distributions:
   From net investment income                         (.33)         (.48)         (.01)         (.52)         (.55)
   From realized capital gains                        (.63)        (1.16)            -         (3.30)         (.26)
                                                  --------      --------      --------      --------      --------
Total distributions                                   (.96)        (1.64)         (.01)        (3.82)         (.81)
                                                  --------      --------      --------      --------      --------
Net asset value at end of period                  $  10.63      $  12.96      $  12.90     $   12.41      $  15.07
                                                  ========      ========      ========      ========      ========
Total return (%)*                                   (11.37)        13.36          4.02          7.58          9.63
Net assets at end of period (000)                 $ 38,976      $ 42,863      $ 33,610     $  39,973      $ 60,570
Ratio of expenses to average net assets (%)**          .35(b)        .35           .35           .35           .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                      .58(b)        .59           .60           .50           .45
Ratio of net investment income
   to average net assets (%)**                        3.14          3.26(c)       3.70          3.37          3.72
Portfolio turnover (%)                              111.63         41.62         61.98         38.75         29.67

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.

 ** For the year ended December 31, 2002, average net assets for the USAA Life
    Aggressive Growth Fund and the USAA Life Diversified Assets Fund were $20,032,000 and $43,148,000, respectively.

(a) Calculated using average shares. For year ended December 31, 2002, average shares for the USAA Life Aggressive Growth Fund were 1,539,000.

(b) Reflects total expenses excluding any custodian fee offset arrangement, which reduced the total expense ratios of the USAA Life Aggressive Growth Fund by .01% and had no impact on the total expense ratios of the USAA Life Diversified Assets Fund.

(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       USAA LIFE GROWTH AND INCOME FUND
                                                   =============================================================

                                                                            YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------
                                                     2002          2001         2000         1999         1998
                                                   --------      --------     --------     --------     --------
Net asset value at beginning of period             $  17.09      $  19.39     $  18.75     $  18.15     $  17.98
                                                   --------      --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income                                .19           .24          .18          .27          .28
   Net realized and unrealized gain (loss)            (3.74)        (1.27)         .51         2.39          .97
                                                   --------      --------     --------     --------     --------
Total from investment operations                      (3.55)        (1.03)         .69         2.66         1.25
                                                   --------      --------     --------     --------     --------
Less distributions:
   From net investment income                          (.24)         (.27)        (.01)        (.27)        (.28)
   From realized capital gains                         (.42)        (1.00)        (.04)       (1.79)        (.80)
                                                   --------      --------     --------     --------     --------
Total distributions                                    (.66)        (1.27)        (.05)       (2.06)       (1.08)
                                                   --------      --------     --------     --------     --------
Net asset value at end of period                   $  12.88      $  17.09     $  19.39     $  18.75     $  18.15
                                                   ========      ========     ========     ========     ========
Total return (%)*                                    (21.50)        (5.89)        3.70        14.67         6.93
Net assets at end of period (000)                  $ 48,375      $ 70,512     $ 77,746     $ 84,112     $100,438
Ratio of expenses to average net assets (%)**           .35(b)        .35          .35          .35          .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                       .46(b)        .42          .40          .37          .37
Ratio of net investment income
   to average net assets (%)**                         1.16          1.31         1.36         1.31         1.55
Portfolio turnover (%)                                88.68         25.63        20.19        19.50        37.75

                                                                            USAA LIFE INCOME FUND
                                                   =============================================================

                                                                           YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------
                                                     2002         2001          2000         1999         1998
                                                   --------     --------      --------     --------     --------
Net asset value at beginning of period             $  10.61     $  10.43      $   9.14     $  10.89     $  10.96
                                                   --------     --------      --------     --------     --------
Income (loss) from investment operations:
   Net investment income                                .61          .68(a,c)      .70          .96          .66
   Net realized and unrealized gain (loss)              .18          .04(a,c)      .59        (1.52)         .35
                                                   --------     --------      --------     --------     --------
Total from investment operations                        .79          .72(a,c)     1.29         (.56)        1.01
                                                   --------     --------      --------     --------     --------
Less distributions:
   From net investment income                          (.62)        (.54)            -         (.96)        (.66)
   From realized capital gains                            -            -             -         (.23)        (.42)
                                                   --------     --------      --------     --------     --------
Total distributions                                    (.62)        (.54)            -        (1.19)       (1.08)
                                                   --------     --------      --------     --------     --------
Net asset value at end of period                   $  10.78     $  10.61      $  10.43     $   9.14     $  10.89
                                                   ========     ========      ========     ========     ========
Total return (%)*                                      7.95         7.21         14.00        (5.17)        9.17
Net assets at end of period (000)                  $ 26,252     $ 23,236      $ 13,500     $ 16,221     $ 41,249
Ratio of expenses to average net assets (%)**           .35(b)       .35           .35          .35          .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                       .71(b)       .85          1.15          .68          .55
Ratio of net investment income
   to average net assets (%)**                         5.67         6.32(c)       6.98         6.56         6.62
Portfolio turnover (%)                                54.63        55.79         68.10        41.36        61.79

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.

 ** For the year ended December 31, 2002, average net assets for the USAA Life
    Growth and Income Fund and the USAA Life Income Fund were $58,814,000 and $23,108,000, respectively.

(a) Calculated using average shares.

(b) Reflects total expenses excluding any custodian fee offset arrangement, which had no impact on the total expense ratios of the USAA Life Growth and Income Fund, and reduced the total expense ratios of the USAA Life Income Fund by .01%.

(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           (Continued)                                      December 31, 2002
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         USAA LIFE WORLD GROWTH FUND
                                                   ============================================================

                                                                           YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------
                                                     2002          2001        2000         1999         1998
                                                   --------      --------    --------     --------     --------
Net asset value at beginning of period             $  10.98      $  13.41    $  15.97     $  14.37     $  13.34
                                                   --------      --------    --------     --------     --------
Income (loss) from investment operations:
   Net investment income                                .11           .13         .12          .13          .16
   Net realized and unrealized gain (loss)            (1.80)        (2.43)      (1.75)        4.30         1.37
                                                   --------      --------    --------     --------     --------
Total from investment operations                      (1.69)        (2.30)      (1.63)        4.43         1.53
                                                   --------      --------    --------     --------     --------
Less distributions:
   From net investment income                          (.10)         (.13)       (.12)        (.13)        (.16)
   From realized capital gains                            -             -        (.81)       (2.70)        (.34)
                                                   --------      --------    --------     --------     --------
Total distributions                                    (.10)         (.13)       (.93)       (2.83)        (.50)
                                                   --------      --------    --------     --------     --------
Net asset value at end of period                   $   9.19      $  10.98    $  13.41     $  15.97     $  14.37
                                                   ========      ========    ========     ========     ========

Total return (%)*                                    (15.35)       (17.15)     (10.34)       30.93        11.46
Net assets at end of period (000)                  $ 19,959      $ 25,234    $ 33,262     $ 33,918     $ 42,080
Ratio of expenses to average net assets (%)**           .65(a)        .65         .65          .65          .65
Ratio of expenses to average net assets
   excluding reimbursements (%)**                      1.52(a)       1.11         .83          .75          .66
Ratio of net investment income
   to average net assets (%)**                         1.12           .99         .82          .91         1.09
Portfolio turnover (%)                               121.54         49.27       38.37        29.62        55.47

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.

 ** For the year ended December 31, 2002, average net assets were $22,281,000.

(a) Reflects total expenses excluding any custodian fee offset arrangement, which reduced the total expense ratios by .01%.

9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On June 21, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Trust's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Trust's independent auditors since the Funds' inception on January 5, 1995 (May 1, 1997 for the USAA Life Aggressive Growth Fund). From those inception dates through the fiscal year ended December 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through June 21, 2002, there were no disagreements between the Trust and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees consists of four Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund's business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Fund's investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be (15) years or until the Trustee reaches age
70. A grandfather provision was approved on February 21, 2001 to allow Ms. Reedy to remain on the Board until the end of the calendar year 2003. Set forth below are the Trustees and officers of the Trust, their ages, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, Texas 78288.

NON INTERESTED TRUSTEES

JUNE R. REEDY

TRUSTEE

211 N. PRESA

SAN ANTONIO, TX 78205

DATE OF BIRTH: JULY 1929

Retired; Board Member, IntelliSolve Group, Inc. (6/95-present); Vice President, Centro San Antonio, volunteer (6/98-present); City Commissioner, Historic Design & Review, City of San Antonio, volunteer (6/95-6/97).

Ms. Reedy has served in her capacity as Trustee since December 1994. Ms. Reedy holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

NEIL H. STONE

TRUSTEE

645 LOCKHILL SELMA

SAN ANTONIO, TX 78216

DATE OF BIRTH: APRIL 1943

Attorney (Associate), Gendry & Sprague, P.C. (12/92-present). Mr. Stone has served in his capacity as Trustee since December 1994.

Mr. Stone holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

DR. GARY W. WEST

TRUSTEE

8038 WURZBACH, SUITE 870

SAN ANTONIO, TX 78229

DATE OF BIRTH: APRIL 1940

President, Radiation Oncology of San Antonio, Professional Association (12/94-present). Dr. West has served in his capacity as Trustee since December 1994.

Dr. West holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.


INTERESTED OFFICERS(1)

JAMES M. MIDDLETON

CHAIRMAN AND TRUSTEE

DATE OF BIRTH: JULY 1945

President and Chief Executive officer of USAA Life Insurance Company (3/00-present), and Trustee of the USAA Life Investment Trust (2/00-present), which offers five individual funds. He has served as Senior Vice President, Operations Integration & Program Control of USAA Life (7/99-2/00); Vice President, Systems Integration & Analysis, of USAA Life (3/94-8/97).

CHRISTOPHER W. CLAUS

SENIOR VICE PRESIDENT

DATE OF BIRTH: DECEMBER 1960

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (2/01-present); Senior Vice President, Investment Sales and Service (7/00-2/01); Vice President, Investment Sales and Service (12/94-7/00).

Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individual funds at December 31, 2002. He is also the President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services.

EDWARD R. DINSTEL

VICE PRESIDENT

DATE OF BIRTH: JANUARY 1954

Senior Vice President, Member Acquisition and Relationship Management & Partnerships, USAA Life (9/01-present); Senior Vice President, Life & Health Underwriting and Issue, USAA Life (11/99-8/01); Vice President, Life & Health Underwriting, USAA Life (6/91-10/99).

RUSSELL A. EVENSON

VICE PRESIDENT

DATE OF BIRTH: OCTOBER 1947

Senior Vice President, Actuarial & Marketing, USAA Life (9/01-present); Senior Vice President, Chief Life Actuary, USAA Life (4/01-8/01); Senior Vice President, Benefit & Product Solutions, Aid Association for Lutherans (5/99-3/01); Senior Vice President & Corporate Actuary, North American Company for Life & Health (11/98-4/99); Senior Vice President and Chief
Actuary/Director, Midland National Life Ins. Co. (3/89-4/99).

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

STUART WESTER

VICE PRESIDENT

DATE OF BIRTH: JUNE 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).

Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

DAVID M. HOLMES

TREASURER

DATE OF BIRTH: JUNE 1960

Senior Vice President, Senior Financial Officer of USAA Investment Management Company, USAA Life Company and USAA Financial Planning Services (2002-present). Held positions in tax, real estate asset management and acquisitions from 1985-1997. Vice president, Senior Financial Officer of USAA Real Estate Company
(1997).

Mr. Holmes also holds the Officer positions of Treasurer of the USAA family of funds, IMCO, and USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

CYNTHIA A. TOLES

SECRETARY

DATE OF BIRTH: MARCH 1951

Vice President, Life & Health Insurance Counsel, USAA (2/00-present); Vice President and Secretary, USAA Life (2/00-present); Senior Vice President, General Counsel & Secretary, Variable Annuity Life Insurance Company (VALIC) (4/81-2/00); Senior Vice President, General Counsel & Secretary, American General Annuity Insurance Company (2/99-2/00).

MARK S. HOWARD

ASSISTANT SECRETARY

DATE OF BIRTH: OCTOBER 1963

Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); Executive Director, Securities Counsel, USAA (9/96-2/98).

Mr. Howard also serves as Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, and the USAA family of funds consisting of four registered investment companies offering 39 individual funds at December 31, 2002.

ROBERT GALINDO, JR.

ASSISTANT TREASURER

DATE OF BIRTH: NOVEMBER 1960

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO, (10/01-12/02). Joined USAA/IMCO in September 1999.

Mr. Galindo holds the Officer position of Assistant Treasurer for the USAA family of funds and USAA Life Investment Trust, a registered investment company offering five individual funds.

(1) INDICATES THOSE TRUSTEES AND OFFICERS WHO ARE EMPLOYEES OF THE ADVISER, USAA LIFE OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940.

COMPENSATION

Shares of these Funds are available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Therefore, the Trustees do not hold any individual shares of the USAA Life Investment Trust Funds.

No remuneration will be paid by the Trust to any Trustee or officer of the Trust who is affiliated with USAA Life or the Adviser. Trustees' fees consisting of an annual retainer of $6,500 for serving on the Board of Trustees, an annual retainer of $500 for serving on one or more committees of the Board of Trustees, and a $500 fee for each regular or special Board meeting will be paid to each Trustee who is not an interested person of the Trust. The Trustees are also reimbursed for their expenses incurred in attending any meeting of the Board of Trustees. The Board of Trustees generally meets quarterly to review the operations of the Funds.

The following table sets forth the compensation of the current Trustees for their services as Trustees for the Trust's most recently completed fiscal year ended December 31, 2002:

----------------------------------------------------------
                                               AGGREGATE
                                             COMPENSATION
TRUSTEE                                     FROM THE TRUST
----------------------------------------------------------
INTERESTED TRUSTEE
    James M. Middleton*                          None

NON INTERESTED TRUSTEE

    June R. Reedy                               $10,500
    Neil H. Stone                               $10,500
    Gary W. West                                $10,500

* Trustee Middleton is affiliated with the Trust's investment adviser, USAA IMCO, and, accordingly, received no remuneration from the Trust.

If you would like more information about the Funds' Trustees, you may call (800) 531-8181 to request a free copy of the Trust's statement of additional information (SAI).

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                          ---------------------------
                          USAA LIFE INSURANCE COMPANY
                          ---------------------------



                IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                      MONDAY - FRIDAY 7 A.M. TO 8 P.M. CST

                                 1-800-531-4265
                           (456-9061 in San Antonio)


                            ----------------------



                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                      OR SEMIANNUAL REPORT ELECTRONICALLY
                 VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

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